American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible International Equity ETF (AVSD)
November 30, 2022

Avantis Responsible International Equity ETF- Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Australia — 7.5%
88 Energy Ltd.(1)	20,921	142
Accent Group Ltd.	4,760	5,876
Adairs Ltd.	2,004	3,151
Aeris Resources Ltd.(1)	3,720	1,357
ALS Ltd.	2,238	18,627
Altium Ltd.	1,030	27,305
AMP Ltd.(1)	32,323	30,128
Ansell Ltd.	639	12,624
Arafura Rare Earths Ltd.(1)	6,899	2,162
ARB Corp. Ltd.	532	10,407
ASX Ltd.	663	31,959
Atlas Arteria Ltd.	5,580	26,861
Atlassian Corp. Ltd., Class A(1)	763	100,373
Aurizon Holdings Ltd.	26,710	69,421
Australia & New Zealand Banking Group Ltd.	15,847	267,572
Australian Clinical Labs Ltd.	1,842	4,262
Australian Ethical Investment Ltd.	945	3,081
Australian Finance Group Ltd.(2)	2,478	2,822
Baby Bunting Group Ltd.	1,412	2,458
Bank of Queensland Ltd.	7,608	37,374
Bapcor Ltd.	1,342	6,377
Bega Cheese Ltd.	3,958	9,480
Bendigo & Adelaide Bank Ltd.	6,628	41,378
Boral Ltd.	3,347	6,948
Brambles Ltd.	15,998	132,333
Bravura Solutions Ltd.	2,599	1,403
Brickworks Ltd.	706	10,839
carsales.com Ltd.	1,663	26,265
Cedar Woods Properties Ltd.	519	1,583
Challenger Ltd.(2)	7,223	36,134
Cleanaway Waste Management Ltd.	7,411	13,946
Clinuvel Pharmaceuticals Ltd.(2)	712	9,594
Cochlear Ltd.	266	39,123
Codan Ltd.	468	1,258
Coles Group Ltd.	8,864	102,375
Commonwealth Bank of Australia	5,345	393,911
Computershare Ltd.	1,837	34,823
Credit Corp. Group Ltd.	725	10,074
CSL Ltd.	1,112	228,470
CSR Ltd.	9,552	31,826
DDH1 Ltd.	2,756	1,703
Deterra Royalties Ltd.	4,211	13,276
Domino's Pizza Enterprises Ltd.	223	10,213
Eagers Automotive Ltd.(2)	2,251	19,045
Eclipx Group Ltd.(1)(2)	4,293	6,111
Emeco Holdings Ltd.	8,172	4,304
Endeavour Group Ltd.	7,305	34,689
Evolution Mining Ltd.	19,122	35,639

EVT Ltd.	1,886	17,713
Firefinch Ltd.(1)	1,565	212
Fortescue Metals Group Ltd.	11,528	153,434
G8 Education Ltd.(2)	1,542	1,029
Gold Road Resources Ltd.	17,106	20,725
Grange Resources Ltd.	11,254	5,879
GWA Group Ltd.	1,545	2,237
Hansen Technologies Ltd.	1,169	4,147
Harvey Norman Holdings Ltd.	6,751	19,632
Hastings Technology Metals Ltd.(1)	1,360	3,421
Hawsons Iron Ltd.(1)	5,264	354
Healius Ltd.	1,201	2,403
Helia Group Ltd.	7,501	13,865
Humm Group Ltd.(2)	4,500	1,754
IDP Education Ltd.	842	17,335
IGO Ltd.	8,485	90,617
Imdex Ltd.	2,517	4,175
Infomedia Ltd.	5,310	3,996
Insignia Financial Ltd.	2,371	5,309
Insurance Australia Group Ltd.	3,192	10,399
Integral Diagnostics Ltd.	439	828
InvoCare Ltd.	687	5,261
IPH Ltd.	690	4,304
IRESS Ltd.	689	4,516
James Hardie Industries PLC	1,310	26,298
JB Hi-Fi Ltd.(2)	1,520	46,747
Judo Capital Holdings Ltd.(1)	4,673	4,442
Kelsian Group Ltd.(2)	806	3,023
Lendlease Corp. Ltd.	4,352	22,721
Leo Lithium Ltd.(1)	18,867	7,176
Lifestyle Communities Ltd.(2)	908	11,974
Link Administration Holdings Ltd.	719	1,749
Lovisa Holdings Ltd.(2)	705	11,474
Macquarie Group Ltd.	449	55,219
Magellan Financial Group Ltd.(2)	2,236	15,132
Mayne Pharma Group Ltd.(1)	17,986	2,829
McMillan Shakespeare Ltd.	1,513	15,228
Medibank Pvt Ltd.	34,718	69,269
Melbana Energy Ltd(1)(2)	17,090	464
Mesoblast Ltd.(1)	4,402	3,339
Mineral Resources Ltd.	988	59,510
Money3 Corp. Ltd.	866	1,157
Myer Holdings Ltd.	17,354	8,730
National Australia Bank Ltd.	15,527	334,202
Nearmap Ltd.(1)	6,190	8,951
Neometals Ltd.(1)	907	629
Netwealth Group Ltd.	1,082	10,300
Newcrest Mining Ltd. (Sydney)	2,273	30,952
NEXTDC Ltd.(1)	1,600	10,978
nib holdings Ltd.	7,994	39,717
Nick Scali Ltd.	435	3,383
Nine Entertainment Co. Holdings Ltd.	14,287	20,659
Nuix Ltd.(1)	1,721	835
OFX Group Ltd.(1)	4,101	6,819
Omni Bridgeway Ltd.(1)	3,173	9,429

oOh!media Ltd.	6,010	5,601
Orora Ltd.	11,159	23,780
OZ Minerals Ltd.	4,972	93,426
Pantoro Ltd.(1)	817	68
Pendal Group Ltd.	5,051	17,362
Pepper Money Ltd.	1,245	1,241
Perpetual Ltd.(2)	596	10,171
PEXA Group Ltd.(1)	173	1,721
Platinum Asset Management Ltd.	10,728	13,280
Praemium Ltd.	3,649	2,191
Premier Investments Ltd.	1,586	27,720
Pro Medicus Ltd.	323	13,314
PWR Holdings Ltd.	675	5,413
QBE Insurance Group Ltd.	4,975	43,702
Qube Holdings Ltd.	6,846	13,049
Ramsay Health Care Ltd.	238	10,711
REA Group Ltd.(2)	288	24,538
Reece Ltd.(2)	200	2,114
Reliance Worldwide Corp. Ltd.	1,113	2,349
Renascor Resources Ltd.(1)	513	126
Ridley Corp. Ltd.	4,416	5,796
Sandfire Resources Ltd.	5,330	18,449
SEEK Ltd.(2)	1,319	20,230
Seven Group Holdings Ltd.	322	4,632
Seven West Media Ltd.(1)	15,109	4,268
Sigma Healthcare Ltd.	6,909	3,076
Silver Mines Ltd.(1)	3,687	508
Sims Ltd.	1,890	16,886
SmartGroup Corp. Ltd.	457	1,495
Sonic Healthcare Ltd.	4,108	90,742
Southern Cross Media Group Ltd.(2)	2,817	2,019
Steadfast Group Ltd.	4,458	16,170
Strandline Resources Ltd.(1)	2,748	873
Suncorp Group Ltd.	7,091	57,706
Super Retail Group Ltd.	3,056	23,148
Technology One Ltd.	2,522	23,772
Telstra Group Ltd.	29,873	81,052
Temple & Webster Group Ltd.(1)	153	562
Terracom Ltd.	8,369	4,953
Transurban Group	3,780	36,956
Treasury Wine Estates Ltd.	3,341	31,551
United Malt Group Ltd.	2,969	6,801
Ventia Services Group Pty Ltd.	1,225	2,257
Vulcan Steel Ltd.	676	3,761
Wesfarmers Ltd.	3,966	132,108
Westpac Banking Corp.	12,987	210,908
WiseTech Global Ltd.	499	19,953
Woolworths Group Ltd.	1,657	38,977
Xero Ltd.(1)	103	5,119
		4,334,567
Austria — 0.3%
ANDRITZ AG	205	11,219
AT&S Austria Technologie & Systemtechnik AG	251	9,204
BAWAG Group AG(1)	174	9,116
CA Immobilien Anlagen AG	59	1,950

DO & CO. AG(1)	19	1,763
Erste Group Bank AG	1,161	36,353
IMMOFINANZ AG(1)	174	2,247
Lenzing AG	71	4,850
Oesterreichische Post AG	91	3,032
Porr AG	112	1,517
Raiffeisen Bank International AG(1)	982	15,453
Semperit AG Holding	131	2,672
Telekom Austria AG(1)	635	3,882
UNIQA Insurance Group AG	1,189	8,892
Verbund AG	215	19,463
Vienna Insurance Group AG Wiener Versicherung Gruppe	271	6,351
Wienerberger AG	754	19,938
		157,902
Belgium — 0.9%
Ackermans & van Haaren NV	148	23,524
Ageas SA/NV	1,375	55,676
AGFA-Gevaert NV(1)	1,368	3,956
Anheuser-Busch InBev SA, ADR(2)	845	49,762
Barco NV	477	10,986
Bekaert SA	418	14,926
bpost SA	1,945	11,178
Cie d'Entreprises CFE(1)	118	1,162
Deceuninck NV	237	586
Deme Group NV(1)	100	12,434
D'ieteren Group	155	29,520
Elia Group SA	134	19,093
Etablissements Franz Colruyt NV	685	18,096
Fagron	735	9,670
Galapagos NV, ADR(1)(2)	263	10,459
Gimv NV	243	10,534
KBC Ancora	669	27,873
KBC Group NV	1,476	81,761
Kinepolis Group NV(1)	123	4,743
Ontex Group NV(1)	1,381	9,302
Proximus SADP	1,150	12,030
Shurgard Self Storage SA	198	8,643
Telenet Group Holding NV	65	1,038
UCB SA	649	52,385
Umicore SA	1,479	53,376
VGP NV(2)	64	5,209
		537,922
Canada — 11.1%
Absolute Software Corp.	698	6,761
AGF Management Ltd., Class B	556	2,794
Agnico Eagle Mines Ltd.	2,983	150,242
Aimia, Inc.(1)(2)	609	1,594
Alamos Gold, Inc., Class A	3,775	36,595
Altus Group Ltd.	400	15,829
Amerigo Resources Ltd.	2,234	2,159
Aris Mining Corp.	1,600	4,163
Aritzia, Inc.(1)	896	34,084
Ascot Resources Ltd.(1)(2)	1,685	489
Atrium Mortgage Investment Corp.(2)	336	2,775
B2Gold Corp.(2)	9,164	31,951

Ballard Power Systems, Inc.(1)	1,513	9,234
Bank of Montreal	3,166	309,221
Bank of Nova Scotia	4,962	258,881
BCE, Inc.(2)	336	16,001
Bird Construction, Inc.	336	1,853
Bonterra Energy Corp.(1)	536	3,112
Boralex, Inc., A Shares(2)	1,008	28,333
Boston Pizza Royalties Income Fund	200	2,226
Boyd Group Services, Inc.	140	22,741
Brookfield Business Corp., Class A	223	4,946
Brookfield Renewable Corp., Class A	676	22,022
BRP, Inc.(2)	200	14,966
CAE, Inc.(1)	336	7,266
Calian Group Ltd.	200	9,923
Cameco Corp.(2)	1,148	27,967
Canaccord Genuity Group, Inc.	1,158	6,741
Canada Goose Holdings, Inc.(1)(2)	482	9,030
Canadian Imperial Bank of Commerce	5,922	285,237
Canadian National Railway Co.	1,444	185,380
Canadian Tire Corp. Ltd., Class A	226	25,595
Canadian Western Bank(2)	1,006	19,333
Canfor Corp.(1)	800	14,172
Capstone Mining Corp.(1)	4,042	14,123
Cascades, Inc.	676	4,191
CCL Industries, Inc., Class B	888	42,210
Celestica, Inc.(1)	1,291	14,406
CES Energy Solutions Corp.	2,036	4,344
CGI, Inc.(1)	964	84,163
CI Financial Corp.	1,116	11,806
Cineplex, Inc.(1)	336	2,573
Cogeco Communications, Inc.	200	11,190
Colliers International Group, Inc.	200	18,886
Computer Modelling Group Ltd.	676	3,035
Constellation Software, Inc.	100	161,210
Copper Mountain Mining Corp.(1)(2)	1,750	2,381
Corby Spirit & Wine Ltd.	336	4,246
Corus Entertainment, Inc., B Shares	2,598	4,481
Definity Financial Corp.	850	25,181
Descartes Systems Group, Inc.(1)	200	13,885
Dollarama, Inc.	676	41,375
Doman Building Materials Group Ltd.(2)	722	3,161
Dorel Industries, Inc., Class B	676	2,503
DREAM Unlimited Corp., Class A	200	4,297
Dye & Durham Ltd.	220	2,223
Eldorado Gold Corp.(1)(2)	1,750	13,413
Element Fleet Management Corp.	6,987	99,002
Empire Co. Ltd., Class A	1,582	43,080
Enghouse Systems Ltd.	300	6,936
EQB, Inc.	310	13,864
Fairfax Financial Holdings Ltd.	140	80,325
Fiera Capital Corp.	618	4,057
Finning International, Inc.	676	17,122
First National Financial Corp.(2)	336	9,012
Fission Uranium Corp.(1)	3,366	2,427
Fortuna Silver Mines, Inc.(1)(2)	3,704	13,823

Franco-Nevada Corp.	200	29,215
Freehold Royalties Ltd.(2)	1,640	20,166
Gear Energy Ltd.	4,513	3,925
George Weston Ltd.	446	55,852
GFL Environmental, Inc.	904	26,210
Gildan Activewear, Inc.(2)	1,449	41,957
goeasy Ltd.	282	25,098
GoldMining, Inc.(1)	2,154	2,978
Great-West Lifeco, Inc.	2,745	65,465
Home Capital Group, Inc.(2)	676	21,459
Hudbay Minerals, Inc.	2,161	12,193
Hydro One Ltd.(2)	2,811	78,616
i-80 Gold Corp.(1)	1,283	3,644
iA Financial Corp., Inc.(2)	2,005	113,117
IAMGOLD Corp.(1)(2)	4,578	9,359
IGM Financial, Inc.	410	11,896
InPlay Oil Corp.(2)	708	1,690
Intact Financial Corp.	688	102,938
Interfor Corp.(1)	876	16,411
Journey Energy, Inc.(1)	850	3,652
Karora Resources, Inc.(1)	1,750	5,776
Kinross Gold Corp.	7,700	31,827
Labrador Iron Ore Royalty Corp.(2)	678	17,147
Laurentian Bank of Canada	588	14,517
Linamar Corp.	848	41,626
Loblaw Cos. Ltd.	918	82,850
Lundin Mining Corp.	8,094	49,822
Magna International, Inc.	3,364	207,144
Manulife Financial Corp.	15,403	277,452
Maple Leaf Foods, Inc.(2)	336	6,355
Martinrea International, Inc.	1,679	14,866
MCAN Mortgage Corp.	200	2,322
MDA Ltd.(1)	200	966
Medical Facilities Corp.	336	2,018
Metro, Inc.	816	46,928
Mullen Group Ltd.	990	11,268
National Bank of Canada	3,180	226,783
Neo Performance Materials, Inc.	200	1,494
NFI Group, Inc.	422	3,122
North American Construction Group Ltd.(2)	676	9,091
North West Co., Inc.	666	18,725
Northern Dynasty Minerals Ltd.(1)(2)	3,366	813
Nutrien Ltd.	2,537	203,899
OceanaGold Corp.(1)	9,767	16,628
Onex Corp.	746	39,315
Open Text Corp.	678	19,909
Osisko Gold Royalties Ltd. (Toronto)	1,376	17,359
Pan American Silver Corp.(2)	1,750	28,738
Pason Systems, Inc.	850	10,142
Pine Cliff Energy Ltd.	4,255	5,251
Pizza Pizza Royalty Corp.(2)	336	3,345
Polaris Renewable Energy, Inc.(2)	310	3,351
Power Corp. of Canada	676	17,006
PrairieSky Royalty Ltd.(2)	708	11,611
Quebecor, Inc., Class B(2)	1,145	24,677

Real Matters, Inc.(1)	1,886	5,720
Resolute Forest Products, Inc.(1)	1,220	25,694
Restaurant Brands International, Inc.	1,362	90,449
Ritchie Bros Auctioneers, Inc.	478	26,207
Rogers Communications, Inc., Class B	676	31,098
Royal Bank of Canada	4,346	432,225
Russel Metals, Inc.(2)	1,244	26,773
Sandstorm Gold Ltd.	1,457	7,560
Saputo, Inc.	336	8,343
ShawCor Ltd.(1)	1,102	10,224
Sherritt International Corp.(1)	4,375	1,659
Shopify, Inc., Class A(1)	568	23,334
Sleep Country Canada Holdings, Inc.	452	7,762
Softchoice Corp.(2)	336	3,887
Spin Master Corp., VTG Shares	478	12,192
SSR Mining, Inc.(2)	1,685	25,529
Stantec, Inc.	836	41,360
Stella-Jones, Inc.	618	21,933
STEP Energy Services Ltd.(1)(2)	140	611
StorageVault Canada, Inc.	282	1,373
Sun Life Financial, Inc.	1,918	90,885
Teck Resources Ltd., Class B	4,669	173,064
TELUS Corp.(1)	106	2,257
TELUS Corp. (Toronto)	1,677	35,706
TFI International, Inc.	536	58,176
Thomson Reuters Corp.	250	29,437
Tidewater Midstream and Infrastructure Ltd.	6,493	5,455
Toromont Industries Ltd.	536	40,795
Toronto-Dominion Bank	4,885	325,134
Total Energy Services, Inc.	609	3,966
Transcontinental, Inc., Class A	478	6,020
Tricon Residential, Inc. (Toronto)	1,821	15,609
Trisura Group Ltd.(1)	478	15,245
Uni-Select, Inc.(1)	336	11,373
Wajax Corp.	676	10,403
West Fraser Timber Co. Ltd.	876	68,522
Western Forest Products, Inc.	5,658	4,627
Westport Fuel Systems, Inc.(1)(2)	889	839
Westshore Terminals Investment Corp.	200	3,574
Wheaton Precious Metals Corp.	976	38,092
Winpak Ltd.	200	6,468
WSP Global, Inc.	536	64,293
Yamana Gold, Inc.	13,455	73,319
Yangarra Resources Ltd.(1)	1,483	3,054
		6,362,777
Denmark — 2.4%
ALK-Abello A/S(1)	589	8,553
Alm Brand A/S	5,140	8,537
Bavarian Nordic A/S(1)	316	10,733
Carlsberg AS, B Shares	176	22,249
cBrain A/S	80	2,058
Chemometec A/S(1)	41	4,941
Chr Hansen Holding A/S	171	10,554
Coloplast A/S, B Shares	200	23,643
Danske Bank A/S	3,515	63,298

DSV A/S	117	18,719
FLSmidth & Co. A/S	392	11,653
Genmab A/S, ADR(1)	1,786	83,103
GN Store Nord AS	123	2,972
H Lundbeck A/S	1,558	5,767
H Lundbeck A/S, A Shares(1)	378	1,332
H+H International A/S, B Shares(1)	146	2,182
ISS A/S(1)	81	1,769
Jyske Bank A/S(1)	833	50,987
Nilfisk Holding A/S(1)	60	1,183
NKT A/S(1)	735	39,579
Novo Nordisk A/S, ADR	4,239	528,179
Novozymes A/S, B Shares	1,011	58,788
Orsted A/S	531	46,495
Pandora A/S	272	20,708
Per Aarsleff Holding A/S	146	4,726
Ringkjoebing Landbobank A/S	199	25,021
ROCKWOOL A/S, B Shares	63	13,834
Royal Unibrew A/S	260	17,837
SimCorp A/S	276	17,957
Solar A/S, B Shares	92	7,826
Spar Nord Bank A/S	766	11,213
Sparekassen Sjaelland-Fyn A/S	137	3,569
Sydbank A/S	1,069	39,987
Topdanmark A/S	320	16,734
Tryg A/S	975	22,684
Vestas Wind Systems A/S	7,109	184,708
		1,394,078
Finland — 1.0%
Aktia Bank Oyj	241	2,535
Anora Group Oyj	93	719
Cargotec Oyj, B Shares	242	10,085
Caverion OYJ	241	1,746
Citycon Oyj(1)(2)	1,034	6,977
Elisa Oyj	269	13,993
Huhtamaki Oyj	40	1,462
Kemira Oyj	680	9,860
Kesko Oyj, B Shares	1,985	42,669
Kojamo Oyj	732	10,911
Kone Oyj, B Shares	1,156	57,812
Konecranes Oyj	138	4,069
Lassila & Tikanoja Oyj(2)	133	1,511
Marimekko Oyj	393	3,734
Metso Outotec Oyj	3,950	37,193
Nokia Oyj, ADR(2)	10,160	50,089
Nokian Renkaat Oyj	610	6,684
Orion Oyj, Class B	866	45,722
Outokumpu Oyj	4,635	23,380
Puuilo Oyj	512	2,974
QT Group Oyj(1)(2)	41	1,973
Raisio Oyj, V Shares	271	591
Rovio Entertainment Oyj	470	2,899
Sampo Oyj, A Shares	1,437	72,774
Sanoma Oyj	197	2,326
Stora Enso Oyj, R Shares	3,345	49,209

Taaleri Oyj	125	1,433
Talenom Oyj	112	1,119
TietoEVRY Oyj	91	2,482
Tokmanni Group Corp.	381	5,248
UPM-Kymmene Oyj	1,351	49,597
Uponor Oyj	461	7,072
Valmet Oyj	301	7,781
Wartsila Oyj Abp	1,068	9,251
YIT Oyj	2,005	5,606
		553,486
France — 9.2%
Accor SA(1)	437	11,511
Aeroports de Paris(1)	341	52,561
Airbus SE	1,129	129,604
ALD SA(2)	1,511	15,207
Alstom SA	775	20,348
Alten SA	203	25,656
Amundi SA	352	19,807
Antin Infrastructure Partners SA	46	1,076
APERAM SA	217	6,889
Arkema SA	520	46,234
Atos SE(1)(2)	214	2,254
Aubay	23	1,196
AXA SA	11,175	315,901
Beneteau SA	405	4,609
Bigben Interactive	45	316
BioMerieux	489	49,341
BNP Paribas SA	4,264	239,603
Bureau Veritas SA	2,305	60,450
Capgemini SE	292	52,793
Carrefour SA	5,054	86,517
Casino Guichard Perrachon SA(1)	174	1,944
Chargeurs SA	133	1,780
Cie de Saint-Gobain	3,532	162,866
Cie des Alpes(1)	410	6,002
Cie Generale des Etablissements Michelin SCA	5,826	164,132
Cie Plastic Omnium SA	1,065	16,676
Coface SA(1)	1,659	20,309
Credit Agricole SA	5,074	51,320
Danone SA	634	33,321
Dassault Systemes SE	1,103	41,128
DBV Technologies SA(1)	259	747
Derichebourg SA	1,031	5,578
Edenred	431	23,679
Electricite de France SA	4,324	54,117
Elis SA	447	5,855
Equasens	15	1,234
Esker SA	34	5,425
EssilorLuxottica SA	345	64,424
Eurazeo SE	541	34,145
Euroapi SA(1)	334	5,962
Eurobio Scientific SA(1)	102	2,048
Eurofins Scientific SE	567	39,359
Euronext NV	231	17,671
Eutelsat Communications SA(2)	2,749	21,871

Fnac Darty SA	15	556
Genfit(1)	951	3,409
Getlink SE	1,104	18,244
Groupe Gorge SA(1)	26	552
Groupe LDLC	25	564
Guerbet	31	539
Hermes International	109	177,155
ID Logistics Group(1)	24	6,836
Ipsen SA	378	42,255
IPSOS	183	10,469
Jacquet Metals SACA	82	1,390
JCDecaux SE(1)	576	10,428
Kaufman & Broad SA	111	2,997
Kering SA	403	242,137
Legrand SA	379	30,881
L'Oreal SA	293	110,038
LVMH Moet Hennessy Louis Vuitton SE	706	547,876
Maisons du Monde SA	353	4,348
Manitou BF SA	56	1,275
Mersen SA	186	7,165
Metropole Television SA	309	4,443
Neoen SA	662	27,067
Nexans SA	373	32,982
Nexity SA	140	3,532
Orange SA, ADR(2)	14,008	142,742
Orpea SA(1)(2)	179	1,223
Pernod Ricard SA	710	140,854
Publicis Groupe SA	667	43,900
Quadient SA	435	6,637
Remy Cointreau SA	115	19,903
Renault SA(1)	1,833	66,693
ReWorld Media SA(1)	293	1,665
Rexel SA(1)	2,690	49,432
Safran SA	2,301	284,371
Sanofi, ADR	3,034	137,592
Sartorius Stedim Biotech	70	23,891
Schneider Electric SE	335	49,471
SCOR SE	1,071	20,595
SEB SA	131	10,345
SES SA	5,669	38,867
SMCP SA(1)	586	4,189
Societe BIC SA	175	11,561
Societe Generale SA	6,045	152,147
Sodexo SA	198	18,963
SOITEC(1)	218	35,462
Solutions 30 SE(1)(2)	1,034	1,936
Somfy SA	64	9,551
Sopra Steria Group SACA	58	8,802
SPIE SA	660	16,323
STMicroelectronics NV, NY Shares	6,714	261,040
Technicolor Creative Studios SA(1)(2)	1,328	406
Teleperformance	221	50,450
Television Francaise 1	635	4,800
Thales SA	306	39,145
Trigano SA	15	1,878

Ubisoft Entertainment SA(1)	1,457	40,531
Valeo	3,661	68,441
Vantiva SA(1)	1,328	285
Vinci SA	2,945	297,344
Virbac SA	38	9,679
Vivendi SE	2,830	25,471
Wavestone	45	2,082
Worldline SA(1)	255	12,080
		5,321,351
Germany — 6.8%
1&1 AG	255	3,665
7C Solarparken AG	410	1,908
Adesso SE	24	3,417
adidas AG	417	53,755
ADLER Group SA(1)	427	805
AIXTRON SE	568	18,725
Allianz SE	1,053	224,775
Amadeus Fire AG	41	4,875
Aroundtown SA	3,908	9,473
Atoss Software AG	41	6,286
Aurubis AG	294	23,603
Auto1 Group SE(1)	314	2,743
BASF SE	3,440	175,149
Bayer AG	1,302	75,564
Bayerische Motoren Werke AG	1,483	134,654
Bayerische Motoren Werke AG, Preference Shares	267	23,169
BayWa AG	45	2,180
Bechtle AG	339	12,362
Beiersdorf AG	330	35,889
Bertrandt AG	19	693
Bilfinger SE	144	4,126
Borussia Dortmund GmbH & Co. KGaA(1)	369	1,369
Brenntag SE	145	9,219
CANCOM SE	92	2,780
Carl Zeiss Meditec AG, Bearer Shares	178	24,268
CECONOMY AG	1,407	3,316
Cewe Stiftung & Co. KGAA	42	4,216
Cliq Digital AG	101	2,731
Commerzbank AG(1)	8,291	69,446
CompuGroup Medical SE & Co. KgaA	117	4,429
Continental AG	273	16,522
Covestro AG	1,966	79,010
CTS Eventim AG & Co. KGaA(1)	414	25,935
Daimler Truck Holding AG(1)	3,259	107,425
Datagroup SE	35	2,535
Delivery Hero SE(1)	323	14,139
Dermapharm Holding SE	181	7,931
Deutsche Bank AG	11,342	120,565
Deutsche Beteiligungs AG	82	2,500
Deutsche Boerse AG	399	73,326
Deutsche Lufthansa AG(1)	6,687	53,911
Deutsche Pfandbriefbank AG	1,006	7,990
Deutsche Post AG	3,731	149,047
Deutsche Rohstoff AG	62	1,640
Deutsche Telekom AG	10,436	212,297

Deutz AG	1,146	5,193
DIC Asset AG	144	1,138
Duerr AG	491	16,679
Eckert & Ziegler Strahlen- und Medizintechnik AG	165	9,371
ElringKlinger AG	238	1,844
Encavis AG	1,146	24,006
Energiekontor AG	84	7,735
Evonik Industries AG	849	16,735
Evotec SE(1)	497	8,879
Fielmann AG	182	6,664
flatexDEGIRO AG(1)	678	7,275
Fraport AG Frankfurt Airport Services Worldwide(1)	271	11,860
Freenet AG	663	14,737
Fresenius Medical Care AG & Co. KGaA, ADR	313	4,889
Fresenius SE & Co. KGaA	156	4,347
GEA Group AG	1,113	45,512
Gerresheimer AG	233	17,199
GFT Technologies SE	85	3,250
Grand City Properties SA	534	5,351
GRENKE AG	212	4,598
Hamburger Hafen und Logistik AG	300	3,639
Hannover Rueck SE	462	87,701
HelloFresh SE(1)	607	15,032
Henkel AG & Co. KGaA	235	15,634
Henkel AG & Co. KGaA, Preference Shares	401	28,682
Hensoldt AG	298	6,964
HOCHTIEF AG	138	8,026
Hornbach Holding AG & Co. KGaA	86	6,822
HUGO BOSS AG	694	39,041
Hypoport SE(1)	13	1,438
Infineon Technologies AG	4,975	167,112
Instone Real Estate Group SE	498	4,445
JOST Werke AG	202	11,215
KION Group AG	337	9,640
Kloeckner & Co. SE	394	3,739
Knorr-Bremse AG	334	19,040
Koenig & Bauer AG(1)	73	1,225
Kontron AG	612	9,863
Krones AG	176	20,037
Lanxess AG	690	27,723
LEG Immobilien SE	281	18,030
Leoni AG(1)	331	2,184
Mercedes-Benz Group AG	2,874	195,269
Merck KGaA	139	25,467
METRO AG(1)	2,055	18,334
MTU Aero Engines AG	466	98,262
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	483	152,559
Mutares SE & Co. KGaA	249	4,800
Nagarro SE(1)	53	6,159
Nemetschek SE	285	14,244
New Work SE	23	3,888
Norma Group SE	204	3,572
PATRIZIA SE	167	1,650
Pfeiffer Vacuum Technology AG	26	4,774
Porsche Automobil Holding SE, Preference Shares	633	38,910

ProSiebenSat.1 Media SE	755	6,860
Puma SE	217	11,231
PVA TePla AG(1)	240	4,618
QIAGEN NV(1)	1,336	66,185
Rational AG	15	9,425
Rheinmetall AG	212	43,327
SAF-Holland SE	630	6,198
SAP SE, ADR	580	64,305
Sartorius AG, Preference Shares	82	30,828
Schaeffler AG, Preference Shares	1,644	11,138
Scout24 SE	265	14,545
Secunet Security Networks AG	15	3,469
SGL Carbon SE(1)	932	7,363
Siemens AG	789	109,422
Siemens Energy AG(1)	1,309	21,986
Siemens Healthineers AG	547	29,154
Siltronic AG	183	15,187
Sixt SE	132	12,776
Sixt SE, Preference Shares	160	9,815
SMA Solar Technology AG(1)	9	606
Stabilus SE	248	15,928
STRATEC SE	73	6,343
Stroeer SE & Co. KGaA	261	11,992
SUESS MicroTec SE	137	2,179
Symrise AG	245	28,099
Synlab AG	496	6,995
TAG Immobilien AG	551	3,323
TeamViewer AG(1)	925	12,050
Telefonica Deutschland Holding AG	8,488	20,301
United Internet AG	610	12,968
Vitesco Technologies Group AG, Class A(1)	243	12,894
Volkswagen AG	104	20,077
Volkswagen AG, Preference Shares	643	94,978
Vonovia SE	2,302	57,179
Wacker Chemie AG	100	12,844
Wacker Neuson SE	192	3,409
Zalando SE(1)	578	18,180
		3,924,922
Hong Kong — 2.4%
AIA Group Ltd.	33,400	339,164
ASMPT Ltd.	3,400	25,311
Bank of East Asia Ltd.	14,400	16,608
BOC Hong Kong Holdings Ltd.	25,000	79,800
Budweiser Brewing Co. APAC Ltd.	1,700	4,932
Cafe de Coral Holdings Ltd.	2,000	2,909
Chow Tai Fook Jewellery Group Ltd.	6,400	11,285
CITIC Telecom International Holdings Ltd.	3,000	990
CK Asset Holdings Ltd.	16,000	95,768
CK Hutchison Holdings Ltd.	7,500	43,599
C-Mer Eye Care Holdings Ltd.(1)	6,000	3,165
Cowell e Holdings, Inc.(1)	3,000	4,927
EC Healthcare	3,000	2,091
E-Commodities Holdings Ltd.	24,000	4,882
ESR Group Ltd.	5,000	11,349
Fosun Tourism Group(1)	1,400	1,601

Futu Holdings Ltd., ADR(1)	300	18,447
Giordano International Ltd.	10,000	1,837
Hang Lung Group Ltd.	14,000	24,658
Hang Lung Properties Ltd.	27,000	49,900
Hang Seng Bank Ltd.	2,200	33,932
Henderson Land Development Co. Ltd.	13,000	42,855
HKBN Ltd.	3,500	2,337
HKT Trust & HKT Ltd.	18,000	21,948
Hong Kong Exchanges & Clearing Ltd.	2,200	87,466
Hongkong Land Holdings Ltd.	7,500	30,262
Hysan Development Co. Ltd.	13,000	34,328
Johnson Electric Holdings Ltd.	7,000	8,778
K Wah International Holdings Ltd.	7,000	2,204
Kerry Properties Ltd.	8,000	15,294
Lifestyle International Holdings Ltd.(1)	9,000	5,767
Luk Fook Holdings International Ltd.	4,000	9,697
Man Wah Holdings Ltd.	11,600	10,737
MTR Corp. Ltd.	3,000	14,463
New World Development Co. Ltd.	16,000	38,069
NWS Holdings Ltd.	30,000	24,736
Oriental Watch Holdings	8,000	4,393
Pacific Textiles Holdings Ltd.	13,000	4,283
PC Partner Group Ltd.	2,000	1,166
Perfect Medical Health Management Ltd.	1,000	477
Shangri-La Asia Ltd.(1)	6,000	3,735
Singamas Container Holdings Ltd.	24,000	2,293
Sino Land Co. Ltd.	30,000	37,521
Sun Hung Kai Properties Ltd.	6,500	78,411
SUNeVision Holdings Ltd.	4,000	2,023
Swire Properties Ltd.	6,800	15,315
Tam Jai International Co. Ltd.	2,000	474
Techtronic Industries Co. Ltd.	3,000	36,570
Texhong Textile Group Ltd.	3,500	2,895
Theme International Holdings Ltd.(1)(2)	30,000	3,102
Time Interconnect Technology Ltd.	8,000	1,709
United Laboratories International Holdings Ltd.	26,000	13,643
Value Partners Group Ltd.	12,000	3,643
Vitasoy International Holdings Ltd.(1)	2,000	3,648
VTech Holdings Ltd.	1,900	12,117
Wharf Real Estate Investment Co. Ltd.	8,000	37,125
Yue Yuen Industrial Holdings Ltd.	9,000	11,351
Zensun Enterprises Ltd.(1)	3,000	560
		1,402,550
Ireland — 0.6%
AIB Group PLC	15,869	51,531
Bank of Ireland Group PLC	12,119	100,491
Dalata Hotel Group PLC(1)	2,290	8,208
Glenveagh Properties PLC(1)	10,694	10,381
Kerry Group PLC, A Shares	402	38,213
Kingspan Group PLC	332	18,846
Origin Enterprises PLC	2,715	11,089
Smurfit Kappa Group PLC	1,808	65,682
Uniphar PLC(1)	2,522	9,367
		313,808
Israel — 0.9%
AFI Properties Ltd.(1)	19	642

Africa Israel Residences Ltd.	44	2,098
Airport City Ltd.(1)	620	11,073
Alony Hetz Properties & Investments Ltd.	883	10,404
Altshuler Shaham Penn Ltd.	1,121	2,509
Amos Luzon Development & Energy Group Ltd.(1)	1,883	736
Amot Investments Ltd.	1,160	7,553
Argo Properties NV(1)	26	593
AudioCodes Ltd.	59	1,133
Azorim-Investment Development & Construction Co. Ltd.	639	2,170
Azrieli Group Ltd.	91	6,529
Bank Hapoalim BM	7,103	69,060
Bank Leumi Le-Israel BM	6,067	55,616
Big Shopping Centers Ltd.	40	4,717
Blue Square Real Estate Ltd.	65	4,604
Caesarstone Ltd.	401	2,514
Camtek Ltd.(1)	26	630
Ceragon Networks Ltd.(1)	796	1,560
Check Point Software Technologies Ltd.(1)	304	40,380
Cognyte Software Ltd.(1)	644	1,900
CyberArk Software Ltd.(1)	45	6,708
Danel Adir Yeoshua Ltd.	80	7,143
Delek Automotive Systems Ltd.	744	9,928
Delta Galil Ltd.	81	3,485
Electra Consumer Products 1970 Ltd.	53	2,186
Electra Real Estate Ltd.	68	819
Formula Systems 1985 Ltd.	34	2,809
Fox Wizel Ltd.	74	8,373
G City Ltd.	577	2,069
Gilat Satellite Networks Ltd.(1)	215	1,293
Hilan Ltd.	94	4,655
ICL Group Ltd.	2,437	20,445
Innoviz Technologies Ltd.(1)	303	1,627
Isracard Ltd.	2,026	6,784
Israel Land Development - Urban Renewal Ltd.	374	5,237
Isras Investment Co. Ltd.	19	3,563
Ituran Location and Control Ltd.	133	3,108
M Yochananof & Sons Ltd.	41	2,336
Magic Software Enterprises Ltd.	274	4,807
Matrix IT Ltd.	176	4,097
Mega Or Holdings Ltd.	141	4,269
Melisron Ltd.	129	9,793
Mivne Real Estate KD Ltd.	3,146	10,685
Mizrahi Tefahot Bank Ltd.	980	36,412
Nano Dimension Ltd., ADR(1)(2)	200	494
Neto Malinda Trading Ltd.(1)	45	1,435
Nice Ltd., ADR(1)(2)	80	15,534
Norstar Holdings, Inc.	113	596
Nova Ltd.(1)	191	16,262
One Software Technologies Ltd.	430	6,378
OY Nofar Energy Ltd.(1)	34	1,005
Perion Network Ltd.(1)	437	12,207
Prashkovsky Investments and Construction Ltd.	53	1,350
Property & Building Corp. Ltd.(1)	22	1,592
Radware Ltd.(1)	137	2,826
Retailors Ltd.	147	2,880

Sapiens International Corp. NV	137	2,703
Scope Metals Group Ltd.	125	5,403
Shufersal Ltd.	2,019	13,264
Strauss Group Ltd.	255	6,410
Summit Real Estate Holdings Ltd.	288	4,300
Tadiran Group Ltd.	17	1,920
Tamar Petroleum Ltd.	394	1,225
Tel Aviv Stock Exchange Ltd.	950	6,415
Teva Pharmaceutical Industries Ltd., ADR(1)	3,895	34,159
Wix.com Ltd.(1)	98	8,868
YH Dimri Construction & Development Ltd.	111	7,506
		543,784
Italy — 2.3%
ACEA SpA	945	12,990
Amplifon SpA	395	11,189
Anima Holding SpA	193	739
Arnoldo Mondadori Editore SpA	1,503	2,891
Assicurazioni Generali SpA	2,670	47,364
Autogrill SpA(1)	1,211	8,150
Azimut Holding SpA	1,403	28,593
Banca Generali SpA	530	17,973
Banca IFIS SpA	329	4,534
Banca Mediolanum SpA	2,056	17,398
Banco BPM SpA	11,933	41,356
Be Shaping the Future SpA	848	3,077
BFF Bank SpA	2,601	20,368
Brembo SpA	394	4,613
Brunello Cucinelli SpA	442	29,260
Cairo Communication SpA	948	1,520
CNH Industrial NV	5,746	92,607
Davide Campari-Milano NV	594	6,260
De' Longhi SpA	322	7,252
DiaSorin SpA	19	2,535
Digital Bros SpA	108	2,530
doValue SpA	449	3,235
Enav SpA	989	4,375
Esprinet SpA	172	1,272
Ferrari NV	375	83,701
Fila SpA	123	883
Fincantieri SpA(1)(2)	6,178	3,553
FinecoBank Banca Fineco SpA	3,128	50,804
Geox SpA(1)	805	699
Infrastrutture Wireless Italiane SpA	251	2,503
Innovatec SpA(1)	396	743
Interpump Group SpA	134	6,014
Intesa Sanpaolo SpA	58,741	130,420
Iveco Group NV(1)	3,887	26,250
Juventus Football Club SpA(1)(2)	8,856	2,554
Leonardo SpA	2,548	20,443
Maire Tecnimont SpA(2)	2,203	7,068
Mediobanca Banca di Credito Finanziario SpA	2,139	20,671
MFE-MediaForEurope NV, Class A	6,973	2,934
MFE-MediaForEurope NV, Class B	2,534	1,491
Moncler SpA	351	18,296
Nexi SpA(1)	229	2,031

Orsero SpA	131	1,940
OVS SpA	4,868	11,157
Piaggio & C SpA	1,574	4,609
Poste Italiane SpA	3,924	38,619
Prysmian SpA	1,032	36,369
RAI Way SpA	1,482	8,124
Recordati Industria Chimica e Farmaceutica SpA	214	9,157
Reply SpA	44	5,233
Safilo Group SpA(1)	1,102	1,779
Salcef Group SpA	159	2,883
Salvatore Ferragamo SpA	775	13,922
Sanlorenzo SpA/Ameglia	85	3,111
Sesa SpA	84	10,551
SOL SpA	370	7,167
Stellantis NV	8,650	136,458
Technogym SpA	706	5,499
Technoprobe SpA(1)	278	2,150
Terna - Rete Elettrica Nazionale	11,946	91,506
Tinexta Spa	64	1,538
Tod's SpA(1)	133	4,659
UniCredit SpA	9,602	131,143
Unieuro SpA(2)	131	1,778
Unipol Gruppo SpA	2,113	10,809
Wiit SpA(2)	61	1,111
		1,294,411
Japan — 20.7%
A&D HOLON Holdings Co. Ltd.	200	1,538
ADEKA Corp.	600	9,946
Advantest Corp.	600	40,838
Adventure, Inc.	100	9,426
Adways, Inc.(2)	500	2,019
Aeon Co. Ltd.	2,400	49,530
Aeon Delight Co. Ltd.	200	4,265
Aeon Fantasy Co. Ltd.	100	2,136
Aeon Mall Co. Ltd.	1,400	16,908
Aichi Financial Group, Inc.	333	5,341
Aiful Corp.	1,800	5,362
Ain Holdings, Inc.	200	9,821
Air Water, Inc.	2,600	30,763
Airtrip Corp.	100	1,968
Aisan Industry Co. Ltd.	1,300	6,698
Aisin Corp.	600	16,536
Ajinomoto Co., Inc.	1,600	50,661
Akatsuki, Inc.	100	1,664
Akebono Brake Industry Co. Ltd.(1)	1,300	1,570
Alfresa Holdings Corp.	1,300	15,828
Allied Architects, Inc.(1)	200	2,115
Alpen Co. Ltd.	100	1,486
Alps Alpine Co. Ltd.	1,500	14,389
Altech Corp.	100	1,528
Amada Co. Ltd.	1,500	12,093
Amano Corp.	500	9,077
Anritsu Corp.	1,300	13,994
AOKI Holdings, Inc.	600	3,010
Aoyama Trading Co. Ltd.	400	2,934

Aoyama Zaisan Networks Co. Ltd.	100	815
Aozora Bank Ltd.	1,300	24,580
Arata Corp.	200	5,879
Arcland Service Holdings Co. Ltd.	100	1,620
Arclands Corp.	400	4,369
Arcs Co. Ltd.	500	7,646
Argo Graphics, Inc.	300	8,355
Arisawa Manufacturing Co. Ltd.	300	2,815
Aruhi Corp.	300	2,196
Asahi Co. Ltd.	200	1,938
Asahi Diamond Industrial Co. Ltd.	900	4,749
Asahi Group Holdings Ltd.	300	9,622
Asahi Intecc Co. Ltd.	400	7,160
Asahi Kasei Corp.	9,100	67,634
ASAHI YUKIZAI Corp.	200	3,902
Asanuma Corp.	200	4,248
Asics Corp.	1,300	28,388
ASKA Pharmaceutical Holdings Co. Ltd.	100	937
ASKUL Corp.	400	4,625
Astellas Pharma, Inc.	5,500	85,303
Atrae, Inc.(1)	100	1,093
Aucnet, Inc.	100	1,436
Autobacs Seven Co. Ltd.	1,300	13,805
Avant Group Corp.	400	4,418
Avex, Inc.	200	2,235
Axial Retailing, Inc.	200	4,964
Azbil Corp.	100	3,077
Bandai Namco Holdings, Inc.	900	59,634
Bando Chemical Industries Ltd.	500	3,660
Bank of Iwate Ltd.	100	1,410
Bank of Kyoto Ltd.	300	12,535
Bank of Nagoya Ltd.	100	2,346
Bank of the Ryukyus Ltd.	600	3,656
Base Co. Ltd.	100	2,835
BayCurrent Consulting, Inc.	1,200	39,882
Belc Co. Ltd.	100	4,169
Belluna Co. Ltd.	1,300	6,543
Benefit One, Inc.	300	4,800
Benesse Holdings, Inc.	1,300	18,901
BeNext-Yumeshin Group Co.	100	1,413
Bic Camera, Inc.	1,300	11,971
BIPROGY, Inc.	900	21,664
BML, Inc.	400	10,137
Bridgestone Corp.	2,500	94,301
Brother Industries Ltd.	1,700	27,610
Canon Electronics, Inc.	100	1,155
Canon Marketing Japan, Inc.(2)	300	6,826
Canon, Inc., ADR	1,020	23,827
Capcom Co. Ltd.	1,300	39,613
Carenet, Inc.	200	1,742
Casio Computer Co. Ltd.	300	2,963
Cawachi Ltd.	100	1,539
Celsys, Inc.	300	1,528
Central Japan Railway Co.	300	36,361
Charm Care Corp. KK	400	3,417

Chiba Bank Ltd.	3,100	18,842
Chiba Kogyo Bank Ltd.	300	824
Chugai Pharmaceutical Co. Ltd.	2,200	58,587
Citizen Watch Co. Ltd.	4,000	17,565
CKD Corp.	500	7,549
CMIC Holdings Co. Ltd.	100	1,269
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	13,898
COLOPL, Inc.	200	1,003
Computer Engineering & Consulting Ltd.	200	2,222
Comture Corp.	100	1,924
Concordia Financial Group Ltd.	3,700	12,861
CONEXIO Corp.	100	873
Cosmos Pharmaceutical Corp.	100	10,194
CRE, Inc.	200	2,183
Create SD Holdings Co. Ltd.	200	4,485
Credit Saison Co. Ltd.	2,100	26,924
Creek & River Co. Ltd.	100	1,513
Cross Cat Co. Ltd.	100	1,175
CTI Engineering Co. Ltd.	100	2,378
Curves Holdings Co. Ltd.	100	722
CyberAgent, Inc.	1,700	15,474
Cybernet Systems Co. Ltd.	100	709
Cybozu, Inc.	100	1,649
Dai Nippon Printing Co. Ltd.	1,300	26,925
Dai-Dan Co. Ltd.	100	1,604
Daifuku Co. Ltd.	300	15,618
Daihen Corp.	100	2,998
Daiichi Jitsugyo Co. Ltd.	100	3,085
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	887
Dai-ichi Life Holdings, Inc.	5,700	105,725
Daiichi Sankyo Co. Ltd.	1,700	56,305
Daikin Industries Ltd.	400	65,968
Daio Paper Corp.	900	7,002
Daiseki Co. Ltd.	300	10,346
Daishinku Corp.	1,300	8,086
Daito Pharmaceutical Co. Ltd.	100	1,895
Daito Trust Construction Co. Ltd.	600	66,951
Daiwa House Industry Co. Ltd.	1,600	36,846
Daiwa Securities Group, Inc.	9,000	39,933
DCM Holdings Co. Ltd.	1,300	10,849
DeNA Co. Ltd.	100	1,351
Denso Corp.	500	27,590
Dentsu Group, Inc.	1,300	42,097
Dexerials Corp.	1,300	31,199
Digital Arts, Inc.	100	4,814
Digital Garage, Inc.	400	11,808
Digital Hearts Holdings Co. Ltd.	100	1,403
Digital Holdings, Inc.	100	867
Digital Information Technologies Corp.	100	1,463
Direct Marketing MiX, Inc.	200	2,189
Disco Corp.	200	60,111
DMG Mori Co. Ltd.	1,500	20,260
Doshisha Co. Ltd.	100	1,112
Double Standard, Inc.	100	1,644
Drecom Co. Ltd.	400	2,281

DTS Corp.	300	7,239
Duskin Co. Ltd.	300	6,447
Eagle Industry Co. Ltd.	100	813
East Japan Railway Co.	500	28,348
Ebara Corp.	1,300	50,544
EDION Corp.	1,300	11,862
E-Guardian, Inc.	100	2,110
Eiken Chemical Co. Ltd.	600	8,351
Eisai Co. Ltd.	1,100	75,150
Eizo Corp.	200	5,259
Elan Corp.	200	1,509
Elematec Corp.	200	2,252
en Japan, Inc.	300	5,409
Enplas Corp.	100	3,273
Envipro Holdings, Inc.	100	530
Exedy Corp.	300	3,649
F&M Co. Ltd.	100	2,055
FANUC Corp.	200	30,072
Fast Retailing Co. Ltd.	100	59,464
FCC Co. Ltd.	1,300	13,538
Ferrotec Holdings Corp.	700	16,445
Fibergate, Inc.	100	691
FIDEA Holdings Co. Ltd.	100	993
First Bank of Toyama Ltd.	300	1,246
Fixstars Corp.	100	1,018
FP Corp.	600	16,655
Fuji Electric Co. Ltd.	1,300	53,866
Fuji Oil Co. Ltd.	400	797
Fuji Seal International, Inc.	500	6,858
Fuji Soft, Inc.(2)	200	11,947
Fujibo Holdings, Inc.	100	2,474
FUJIFILM Holdings Corp.	500	26,896
Fujikura Ltd.	3,500	28,730
Fujitsu Ltd.	600	81,417
Fukui Computer Holdings, Inc.	200	4,313
Fukuoka Financial Group, Inc.	1,600	31,349
Fukuyama Transporting Co. Ltd.	200	5,137
FULLCAST Holdings Co. Ltd.	300	6,792
Funai Soken Holdings, Inc.(2)	200	4,100
Furukawa Battery Co. Ltd.	100	823
Furukawa Co. Ltd.	400	3,776
Furukawa Electric Co. Ltd.	1,300	24,738
Furuno Electric Co. Ltd.	100	746
Futaba Corp.	100	433
Future Corp.	400	4,963
Fuyo General Lease Co. Ltd.	300	19,264
G-7 Holdings, Inc.	300	3,352
GA Technologies Co. Ltd.(1)	200	2,408
Gakken Holdings Co. Ltd.	600	4,493
Gakujo Co. Ltd.	100	1,096
Genky DrugStores Co. Ltd.	100	2,542
Geo Holdings Corp.	100	1,429
Gift Holdings, Inc.	100	2,891
GLOBERIDE, Inc.	100	1,974
Glory Ltd.	1,300	21,905

GMO internet group, Inc.	200	3,751
GMO Payment Gateway, Inc.	100	9,054
Goldcrest Co. Ltd.	100	1,288
Goldwin, Inc.	100	6,917
Golf Digest Online, Inc.	100	1,285
GS Yuasa Corp.	300	4,764
G-Tekt Corp.	100	1,122
GungHo Online Entertainment, Inc.	1,300	19,818
Gunze Ltd.	200	5,811
H.U. Group Holdings, Inc.	1,300	26,367
H2O Retailing Corp.	1,300	11,562
Hachijuni Bank Ltd.	3,600	13,640
Hakuhodo DY Holdings, Inc.	1,700	16,634
Hakuto Co. Ltd.	100	2,746
Hamakyorex Co. Ltd.	300	7,519
Hamamatsu Photonics KK	700	36,963
Hankyu Hanshin Holdings, Inc.	1,400	43,839
Hanwa Co. Ltd.	700	18,374
Happinet Corp.	300	4,244
Hard Off Corp. Co. Ltd.	100	1,040
Haseko Corp.	3,300	36,490
Heiwa Real Estate Co. Ltd.	500	14,929
Heiwado Co. Ltd.	300	4,438
Hikari Tsushin, Inc.	100	14,035
Hirose Electric Co. Ltd.	100	13,384
Hitachi Construction Machinery Co. Ltd.	1,300	30,728
Hogy Medical Co. Ltd.	100	2,545
Hokko Chemical Industry Co. Ltd.	100	668
Honda Motor Co. Ltd., ADR	5,043	123,553
Honeys Holdings Co. Ltd.	100	895
Hoosiers Holdings Co. Ltd.	200	1,162
Hosiden Corp.	100	1,191
Hotland Co. Ltd.	100	1,111
Hoya Corp.	700	72,436
HS Holdings Co. Ltd.	1,300	9,955
Hulic Co. Ltd.	2,600	21,956
Hyakujushi Bank Ltd.	300	3,929
Ibiden Co. Ltd.	1,200	49,244
Ichiyoshi Securities Co. Ltd.	200	894
Idec Corp.	500	12,035
IDOM, Inc.	1,300	7,112
Iida Group Holdings Co. Ltd.	1,300	20,858
I'll, Inc.	100	1,460
IMAGICA GROUP, Inc.	400	2,236
i-mobile Co. Ltd.	100	927
Impact HD, Inc.	100	3,322
Inaba Denki Sangyo Co. Ltd.	1,200	24,416
Inabata & Co. Ltd.	300	5,195
Ines Corp.	200	2,112
Infocom Corp.	300	4,514
Information Services International-Dentsu Ltd.	200	6,745
INFRONEER Holdings, Inc.	1,600	12,032
Insource Co. Ltd.	200	5,000
Intage Holdings, Inc.	500	5,621
Internet Initiative Japan, Inc.	2,000	36,213

Inui Global Logistics Co. Ltd.	200	2,675
IPS, Inc.	100	2,259
I'rom Group Co. Ltd.	100	1,635
Isetan Mitsukoshi Holdings Ltd.	1,800	17,419
Ishihara Sangyo Kaisha Ltd.	1,300	10,741
Isuzu Motors Ltd.	4,300	56,343
ITmedia, Inc.	100	1,372
Ito En Ltd.	200	7,741
Itochu Techno-Solutions Corp.	600	14,771
IwaiCosmo Holdings, Inc.	100	928
Iwaki Co. Ltd.	200	1,912
Izumi Co. Ltd.	100	2,199
J Front Retailing Co. Ltd.	3,700	31,327
JAC Recruitment Co. Ltd.	200	3,792
Jamco Corp.(1)	100	1,186
Japan Airlines Co. Ltd.(1)	100	1,999
Japan Aviation Electronics Industry Ltd.	1,300	22,449
Japan Exchange Group, Inc.	2,000	28,958
Japan Lifeline Co. Ltd.	1,000	6,960
Japan Material Co. Ltd.	200	3,584
Japan Post Bank Co. Ltd.(2)	1,400	10,702
Japan Post Holdings Co. Ltd.	7,000	54,867
Japan Post Insurance Co. Ltd.	2,000	33,261
Japan Wool Textile Co. Ltd.(2)	600	4,417
JCR Pharmaceuticals Co. Ltd.	600	8,467
JINS Holdings, Inc.	200	6,327
JINUSHI Co. Ltd.	100	1,484
J-Lease Co. Ltd.	100	2,286
JM Holdings Co. Ltd.	100	1,283
J-Oil Mills, Inc.	100	1,102
Joshin Denki Co. Ltd.	100	1,390
Joyful Honda Co. Ltd.(2)	300	4,059
JSB Co. Ltd.	100	3,182
JSR Corp.	600	12,734
JTEKT Corp.	2,400	17,795
Juki Corp.	100	493
Justsystems Corp.	200	4,895
JVCKenwood Corp.	1,500	4,067
Kaga Electronics Co. Ltd.	100	3,226
Kakaku.com, Inc.	600	10,784
Kamigumi Co. Ltd.	900	18,379
Kanamoto Co. Ltd.	600	9,859
Kanematsu Corp.	1,300	14,517
Kanematsu Electronics Ltd.	100	3,331
Kao Corp.	1,300	52,029
Kato Sangyo Co. Ltd.	200	5,118
KDDI Corp.	5,900	175,493
Keihanshin Building Co. Ltd.	300	2,808
Kenko Mayonnaise Co. Ltd.	100	1,202
Keyence Corp.	100	42,313
KH Neochem Co. Ltd.	1,300	26,488
Kibun Foods, Inc.	100	686
Kintetsu Group Holdings Co. Ltd.	400	14,296
Kirin Holdings Co. Ltd.	1,300	20,521
Koa Corp.	300	4,859

Kobe Bussan Co. Ltd.	300	7,892
Kohnan Shoji Co. Ltd.	200	4,828
Koito Manufacturing Co. Ltd.	200	3,193
Kojima Co. Ltd.	200	897
Kokuyo Co. Ltd.	1,300	17,186
Komatsu Ltd.	2,700	62,728
KOMEDA Holdings Co. Ltd.	200	3,513
Komeri Co. Ltd.	400	7,551
Komori Corp.	600	3,581
Konica Minolta, Inc.	5,400	22,477
Konoike Transport Co. Ltd.	600	6,949
Kosaido Holdings Co. Ltd.	200	2,844
KPP Group Holdings Co. Ltd.	1,300	9,244
K's Holdings Corp.	1,700	14,115
Kubota Corp.	1,600	23,790
Kurabo Industries Ltd.	100	1,593
Kuraray Co. Ltd.	4,200	33,731
Kurita Water Industries Ltd.	1,000	44,844
Kusuri no Aoki Holdings Co. Ltd.	100	5,534
Kyocera Corp.	600	30,650
Kyowa Kirin Co. Ltd.	500	11,616
Kyushu Financial Group, Inc.	3,600	10,448
Kyushu Railway Co.	400	8,823
Lasertec Corp.	100	18,850
Lawson, Inc.	600	21,490
Leopalace21 Corp.(1)	600	1,345
Link & Motivation, Inc.	100	525
Lintec Corp.	300	4,937
Lion Corp.	600	6,420
LITALICO, Inc.	100	1,733
Lixil Corp.	1,800	27,948
M3, Inc.	1,000	31,363
Mabuchi Motor Co. Ltd.	100	3,029
Macnica Holdings, Inc.	200	5,069
Macromill, Inc.	200	1,631
Makita Corp.	200	4,607
Management Solutions Co. Ltd.	100	2,840
Mani, Inc.	100	1,662
MarkLines Co. Ltd.	100	2,047
Marubeni Corp.	6,100	69,005
Marudai Food Co. Ltd.	200	2,075
Marui Group Co. Ltd.	2,000	34,186
MARUKA FURUSATO Corp.	200	5,839
Maruwa Co. Ltd.	100	13,897
Maruzen Showa Unyu Co. Ltd.	100	2,354
Matsuda Sangyo Co. Ltd.	100	1,692
MatsukiyoCocokara & Co.	200	8,356
Maxell Ltd.	1,300	13,435
Mazda Motor Corp.	7,000	55,653
McDonald's Holdings Co. Japan Ltd.	300	11,111
Mebuki Financial Group, Inc.	10,000	22,733
Medical Data Vision Co. Ltd.	300	2,234
Medipal Holdings Corp.	1,500	20,033
Meidensha Corp.	400	5,829
MEIJI Holdings Co. Ltd.	1,100	52,800

Meiko Electronics Co. Ltd.	200	4,472
Meitec Corp.	600	11,199
Meiwa Corp.(1)	300	1,534
Menicon Co. Ltd.	500	10,738
Micronics Japan Co. Ltd.(2)	1,300	14,031
Midac Holdings Co. Ltd.	100	2,488
MINEBEA MITSUMI, Inc.	2,800	46,490
Ministop Co. Ltd.	100	1,035
Mirarth Holdings, Inc.	600	1,706
Miroku Jyoho Service Co. Ltd.	200	2,203
Mitsubishi Electric Corp.	4,800	48,104
Mitsubishi Estate Co. Ltd.	2,500	35,301
Mitsubishi Gas Chemical Co., Inc.	1,300	18,726
Mitsubishi HC Capital, Inc.	6,700	31,966
Mitsubishi Heavy Industries Ltd.	1,900	75,625
Mitsubishi Logistics Corp.	600	14,667
Mitsubishi Motors Corp.(1)	1,900	8,864
Mitsubishi Pencil Co. Ltd.(2)	200	2,041
Mitsubishi Research Institute, Inc.	100	3,756
Mitsubishi Shokuhin Co. Ltd.	200	4,735
Mitsubishi UFJ Financial Group, Inc., ADR	25,775	140,731
Mitsui Chemicals, Inc.	1,600	36,419
Mitsui E&S Holdings Co. Ltd.(1)	400	1,213
Mitsui Fudosan Co. Ltd.	2,000	40,546
Mitsui Matsushima Holdings Co. Ltd.	300	7,097
Mitsui-Soko Holdings Co. Ltd.	400	10,353
Mixi, Inc.	100	1,801
Miyazaki Bank Ltd.	100	1,691
Mizuho Financial Group, Inc., ADR	40,900	101,023
Mizuho Leasing Co. Ltd.	400	9,651
Mizuho Medy Co. Ltd.	100	2,866
Mizuno Corp.	300	6,302
Monex Group, Inc.	1,700	5,433
MonotaRO Co. Ltd.	300	5,190
Morinaga & Co. Ltd.	200	5,388
MOS Food Services, Inc.	300	6,942
MS&AD Insurance Group Holdings, Inc.	2,600	77,171
m-up Holdings, Inc.	200	2,013
Murata Manufacturing Co. Ltd.	1,800	98,736
Musashi Seimitsu Industry Co. Ltd.	500	6,519
Nabtesco Corp.	1,400	35,271
Nagase & Co. Ltd.	1,300	19,235
Nakayama Steel Works Ltd.	200	1,106
Namura Shipbuilding Co. Ltd.(1)	400	1,430
NEC Corp.	1,700	60,521
Net Protections Holdings, Inc.(1)	300	1,060
Neturen Co. Ltd.	1,300	6,467
Nexon Co. Ltd.	500	10,596
NGK Insulators Ltd.	1,800	23,891
NGK Spark Plug Co. Ltd.	1,400	27,431
NHK Spring Co. Ltd.	1,700	11,421
Nichias Corp.	700	12,423
Nichiha Corp.	500	10,375
Nidec Corp.	400	25,189
Nifco, Inc.	1,300	34,333

Nihon Chouzai Co. Ltd.	200	1,753
Nihon Dempa Kogyo Co. Ltd.	400	5,162
Nihon House Holdings Co. Ltd.	200	639
Nihon M&A Center Holdings, Inc.	1,300	17,798
Nihon Nohyaku Co. Ltd.	100	550
Nihon Parkerizing Co. Ltd.	700	5,091
Nikkon Holdings Co. Ltd.	800	14,187
Nikon Corp.	1,300	12,711
Nintendo Co. Ltd.	2,400	102,905
Nippon Carbon Co. Ltd.	100	3,167
Nippon Chemi-Con Corp.(1)	300	4,070
Nippon Coke & Engineering Co. Ltd.	1,700	1,092
Nippon Denko Co. Ltd.(2)	1,300	4,032
NIPPON EXPRESS HOLDINGS, Inc.	900	53,312
Nippon Paper Industries Co. Ltd.	1,300	9,138
Nippon Pillar Packing Co. Ltd.	300	6,114
Nippon Sanso Holdings Corp.	200	3,343
Nippon Seiki Co. Ltd.	300	1,820
Nippon Sheet Glass Co. Ltd.(1)	1,400	6,220
Nippon Shokubai Co. Ltd.	400	16,130
Nippon Signal Company Ltd.	300	2,265
Nippon Soda Co. Ltd.	300	9,376
Nippon Steel Trading Corp.	100	3,727
Nippon Telegraph & Telephone Corp.	4,200	116,462
Nippon Television Holdings, Inc.	700	5,412
Nippon Thompson Co. Ltd.	1,300	5,829
Nippon Yakin Kogyo Co. Ltd.	100	3,163
Nipro Corp.	1,900	14,114
Nishimatsuya Chain Co. Ltd.	1,300	13,244
Nishi-Nippon Railroad Co. Ltd.	1,300	26,668
Nishio Rent All Co. Ltd.	400	9,037
Nissan Chemical Corp.	500	24,822
Nissha Co. Ltd.	1,300	16,789
Nissin Electric Co. Ltd.	700	6,892
Nissin Foods Holdings Co. Ltd.	100	7,620
Nitori Holdings Co. Ltd.	200	22,911
Nitta Gelatin, Inc.	200	1,571
Nitto Boseki Co. Ltd.	200	3,217
Nitto Denko Corp.	1,000	63,181
Nitto Kogyo Corp.	200	3,404
Nittoc Construction Co. Ltd.	300	1,990
Nohmi Bosai Ltd.	200	2,326
Nojima Corp.	2,000	20,409
NOK Corp.	1,300	12,050
Nomura Micro Science Co. Ltd.	100	3,494
Noritsu Koki Co. Ltd.	100	1,932
Noritz Corp.	200	2,171
North Pacific Bank Ltd.	3,600	6,451
NSD Co. Ltd.	400	7,501
NSK Ltd.	1,300	7,244
NTT Data Corp.	1,900	29,394
Oat Agrio Co. Ltd.	100	1,307
Obayashi Corp.	6,200	46,352
Obic Co. Ltd.	100	16,005
Odakyu Electric Railway Co. Ltd.	1,300	17,161

Ogaki Kyoritsu Bank Ltd.	400	5,380
Oisix ra daichi, Inc.(1)	100	1,426
Oita Bank Ltd.	100	1,445
Oji Holdings Corp.	6,800	26,207
Okamoto Machine Tool Works Ltd.	100	3,551
Okamura Corp.	200	2,074
Oki Electric Industry Co. Ltd.	1,300	6,926
Okinawa Cellular Telephone Co.	200	4,002
Olympus Corp.	3,700	76,438
Omron Corp.	400	20,804
Ono Pharmaceutical Co. Ltd.	1,000	25,628
Open House Group Co. Ltd.	100	4,241
Oracle Corp. Japan	200	11,844
Orient Corp.	770	6,727
Oriental Land Co. Ltd.	100	14,455
Oriental Shiraishi Corp.	1,400	2,836
ORIX Corp., ADR	859	69,338
Otsuka Corp.	300	10,097
Outsourcing, Inc.	700	5,215
Oyo Corp.	100	1,534
Pacific Industrial Co. Ltd.	1,300	10,303
PALTAC Corp.	200	6,324
Pan Pacific International Holdings Corp.	2,000	34,920
Park24 Co. Ltd.(1)	1,300	19,122
Pasona Group, Inc.	200	3,038
Pegasus Sewing Machine Manufacturing Co. Ltd.	400	2,836
Persol Holdings Co. Ltd.	1,300	30,219
Pigeon Corp.	200	2,997
Pilot Corp.	300	10,866
Piolax, Inc.	200	2,542
Pola Orbis Holdings, Inc.	200	2,627
Pole To Win Holdings, Inc.	1,300	8,911
Premium Group Co. Ltd.	300	4,250
Press Kogyo Co. Ltd.	1,300	4,295
Prestige International, Inc.	1,300	6,812
Procrea Holdings, Inc.	300	4,716
Qol Holdings Co. Ltd.	200	1,667
Quick Co. Ltd.	100	1,528
Raccoon Holdings, Inc.	100	930
Rakus Co. Ltd.	300	3,909
Rakuten Group, Inc.	3,500	16,816
RaQualia Pharma, Inc.(1)	300	2,967
Rasa Industries Ltd.	100	1,556
Raysum Co. Ltd.	100	1,022
Recruit Holdings Co. Ltd.	3,000	97,066
Relia, Inc.	300	2,255
Relo Group, Inc.	800	13,334
Renesas Electronics Corp.(1)	2,600	25,500
Rengo Co. Ltd.(2)	3,300	20,844
Resona Holdings, Inc.	12,700	61,120
Resorttrust, Inc.	1,300	23,148
Retail Partners Co. Ltd.	100	903
Ricoh Co. Ltd.	3,100	24,625
Ricoh Leasing Co. Ltd.	200	5,324
Rion Co. Ltd.	100	1,498

Riso Kyoiku Co. Ltd.	1,300	3,066
Rock Field Co. Ltd.	200	2,153
Rohm Co. Ltd.	500	40,136
Roland DG Corp.	100	2,275
Rorze Corp.	100	6,271
Round One Corp.	3,100	13,885
Ryobi Ltd.	300	2,740
Ryoden Corp.	100	1,230
Ryohin Keikaku Co. Ltd.	1,300	13,862
S Foods, Inc.	100	2,128
Sakai Chemical Industry Co. Ltd.	100	1,376
Sakai Moving Service Co. Ltd.	100	3,355
Sala Corp.(2)	1,000	5,470
San ju San Financial Group, Inc.	100	1,093
Sangetsu Corp.	500	7,654
San-In Godo Bank Ltd.	1,900	10,483
Sankyu, Inc.	800	28,952
Santen Pharmaceutical Co. Ltd.	3,600	29,409
Sanwa Holdings Corp.	2,400	22,744
Sapporo Holdings Ltd.	600	15,701
Sato Holdings Corp.	100	1,433
SB Technology Corp.	100	1,516
SCREEN Holdings Co. Ltd.	300	20,190
Scroll Corp.	1,300	6,756
SCSK Corp.	600	9,717
Secom Co. Ltd.	700	43,278
Seibu Holdings, Inc.	1,300	13,101
Seiko Epson Corp.	2,700	42,488
Seiko Group Corp.	400	9,294
Seino Holdings Co. Ltd.	1,800	15,865
Seiren Co. Ltd.	200	3,837
Sekisui House Ltd.	1,300	24,341
Sekisui Jushi Corp.	100	1,322
Senko Group Holdings Co. Ltd.	1,800	13,362
Senshu Electric Co. Ltd.	200	4,084
Senshu Ikeda Holdings, Inc.	3,200	5,407
Septeni Holdings Co. Ltd.	1,300	3,756
Seria Co. Ltd.	500	9,178
SG Holdings Co. Ltd.	1,600	24,948
Sharp Corp.	1,800	12,819
Shibaura Electronics Co. Ltd.	100	3,989
Shibaura Machine Co. Ltd.	100	2,021
Shibaura Mechatronics Corp.	100	8,162
SHIFT, Inc.(1)	100	21,584
Shiga Bank Ltd.	300	5,745
Shikoku Bank Ltd.	100	671
Shimadzu Corp.	700	21,514
Shimamura Co. Ltd.	100	9,079
Shimano, Inc.	200	34,547
Shin Nippon Biomedical Laboratories Ltd.	300	6,080
Shindengen Electric Manufacturing Co. Ltd.	100	2,463
Shin-Etsu Chemical Co. Ltd.	400	51,762
Shinsho Corp.	100	3,298
Shinwa Co. Ltd.	100	1,502
Shionogi & Co. Ltd.	600	30,181

Ship Healthcare Holdings, Inc.	1,300	26,397
Shiseido Co. Ltd.	600	25,626
Shizuoka Financial Group, Inc.	2,000	14,654
Shoei Co. Ltd.	100	4,069
Shofu, Inc.	100	1,775
Showa Denko KK	1,500	24,165
SIGMAXYZ Holdings, Inc.	500	4,943
Sinfonia Technology Co. Ltd.	300	3,325
Sinko Industries Ltd.	100	1,131
SKY Perfect JSAT Holdings, Inc.	1,700	6,309
Skylark Holdings Co. Ltd.(1)	1,300	15,119
SMS Co. Ltd.	100	2,686
Snow Peak, Inc.	100	1,668
Sodick Co. Ltd.	300	1,679
Softbank Corp.	5,600	60,926
SoftBank Group Corp.	1,800	78,873
Softcreate Holdings Corp.	100	2,581
Sohgo Security Services Co. Ltd.	900	24,469
Solasto Corp.	400	2,423
Sompo Holdings, Inc.	2,600	114,683
Sony Group Corp., ADR	2,368	196,710
S-Pool, Inc.(2)	1,300	9,020
Square Enix Holdings Co. Ltd.	400	18,062
Stanley Electric Co. Ltd.	100	2,056
Star Micronics Co. Ltd.	1,300	16,718
Starts Corp., Inc.	500	10,071
Stella Chemifa Corp.	100	1,919
Studio Alice Co. Ltd.	100	1,519
Subaru Corp.	4,500	77,075
Sugi Holdings Co. Ltd.	100	4,514
SUMCO Corp.	3,800	56,854
Sumida Corp.	200	2,154
Sumitomo Bakelite Co. Ltd.	200	6,364
Sumitomo Electric Industries Ltd.	2,600	30,532
Sumitomo Forestry Co. Ltd.(2)	1,300	22,698
Sumitomo Mitsui Financial Group, Inc., ADR(2)	23,568	160,262
Sumitomo Mitsui Trust Holdings, Inc.	2,000	64,141
Sumitomo Pharma Co. Ltd.	1,300	10,155
Sumitomo Realty & Development Co. Ltd.	1,900	51,743
Sumitomo Rubber Industries Ltd.	1,500	13,061
Sumitomo Warehouse Co. Ltd.	700	10,251
Sun Frontier Fudousan Co. Ltd.	1,300	11,137
Sundrug Co. Ltd.	1,000	26,691
Suntory Beverage & Food Ltd.	1,300	44,301
Suzuken Co. Ltd.	1,200	32,332
Suzuki Motor Corp.	1,300	46,896
SWCC Showa Holdings Co. Ltd.	1,300	17,168
SymBio Pharmaceuticals Ltd.(1)	600	3,101
Sysmex Corp.	500	30,718
Systena Corp.	1,400	4,327
Syuppin Co. Ltd.	100	1,084
T&D Holdings, Inc.	2,300	27,962
Tachi-S Co. Ltd.	100	802
Taisei Corp.	1,900	57,758
Taiyo Yuden Co. Ltd.	700	22,611

Takaoka Toko Co. Ltd.	100	1,354
Takara & Co. Ltd.	200	3,043
Takara Bio, Inc.	100	1,319
Takara Holdings, Inc.	500	3,910
Takasago Thermal Engineering Co. Ltd.	1,300	17,043
Takashimaya Co. Ltd.	1,300	16,900
Takeda Pharmaceutical Co. Ltd., ADR	3,068	45,192
Tanseisha Co. Ltd.	100	584
TDK Corp.	3,100	111,741
TechMatrix Corp.	400	4,862
TechnoPro Holdings, Inc.	1,300	36,425
Teijin Ltd.	2,400	23,287
Teikoku Electric Manufacturing Co. Ltd.	100	1,728
Terumo Corp.	500	14,860
T-Gaia Corp.	100	1,202
TIS, Inc.	1,400	40,048
TKC Corp.	200	5,464
Toagosei Co. Ltd.	1,300	11,212
Tochigi Bank Ltd.	1,200	2,818
Toho Co. Ltd.	300	11,626
Toho Holdings Co. Ltd.	400	6,225
Toho Zinc Co. Ltd.	100	1,593
Tokai Carbon Co. Ltd.(2)	1,300	10,031
Tokai Corp.	100	1,365
Tokai Rika Co. Ltd.	300	3,417
Tokio Marine Holdings, Inc.	6,900	142,338
Tokyo Century Corp.	600	20,806
Tokyo Electron Device Ltd.	100	5,067
Tokyo Electron Ltd.	200	67,874
Tokyo Individualized Educational Institute, Inc.	200	770
Tokyo Kiraboshi Financial Group, Inc.	300	5,253
Tokyo Seimitsu Co. Ltd.	600	19,227
Tokyo Tatemono Co. Ltd.	2,900	40,719
Tokyu Corp.	2,300	29,374
Tokyu Fudosan Holdings Corp.	3,100	16,834
Tomy Co. Ltd.	1,300	11,946
Topcon Corp.	1,500	18,291
Toppan, Inc.	1,500	23,364
Topre Corp.	400	3,697
Topy Industries Ltd.	200	2,535
Toray Industries, Inc.	12,700	68,376
Torex Semiconductor Ltd.	100	2,178
Torii Pharmaceutical Co. Ltd.	100	2,124
Torishima Pump Manufacturing Co. Ltd.	100	1,133
Tosei Corp.	200	2,051
Toshiba TEC Corp.	100	2,715
Tosho Co. Ltd.	100	902
TOTO Ltd.	100	3,490
Towa Corp.	200	2,937
Toyo Corp.	100	1,022
Toyo Securities Co. Ltd.	600	1,242
Toyo Seikan Group Holdings Ltd.	2,200	25,670
Toyo Tanso Co. Ltd.	100	2,891
Toyo Tire Corp.	500	5,758
Toyobo Co. Ltd.	1,300	9,856

Toyoda Gosei Co. Ltd.	1,300	21,754
Toyota Boshoku Corp.	800	11,238
Toyota Industries Corp.	500	28,684
Toyota Motor Corp., ADR	1,886	278,543
Toyota Tsusho Corp.	1,500	57,904
TPR Co. Ltd.	300	2,703
Trancom Co. Ltd.	100	5,782
Transcosmos, Inc.	400	9,491
TRE Holdings Corp.	1,300	14,976
Trend Micro, Inc.	1,100	55,198
Trusco Nakayama Corp.	500	7,658
TS Tech Co. Ltd.	1,300	15,313
TSI Holdings Co. Ltd.	1,300	4,583
Tsukuba Bank Ltd.	1,300	2,010
Tsuruha Holdings, Inc.	300	19,427
TV Asahi Holdings Corp.	400	4,010
Tv Tokyo Holdings Corp.	100	1,344
Uchida Yoko Co. Ltd.	100	3,391
Ulvac, Inc.	700	30,850
Unicharm Corp.	700	26,036
Unipres Corp.	1,300	8,411
United Arrows Ltd.	100	1,382
Unitika Ltd.(1)	1,300	2,561
Ushio, Inc.	300	3,937
USS Co. Ltd.	1,600	26,891
UT Group Co. Ltd.	100	2,000
UUUM Co. Ltd.(1)	100	773
V Technology Co. Ltd.	100	1,975
Valqua Ltd.	300	5,994
ValueCommerce Co. Ltd.	100	1,544
Vector, Inc.	500	4,732
VT Holdings Co. Ltd.	1,300	4,820
Wacoal Holdings Corp.	100	1,700
Wacom Co. Ltd.	1,300	6,226
Warabeya Nichiyo Holdings Co. Ltd.	200	2,692
Welcia Holdings Co. Ltd.	100	2,206
West Japan Railway Co.	400	17,040
Will Group, Inc.	100	999
World Co. Ltd.	100	964
World Holdings Co. Ltd.	100	2,122
W-Scope Corp.(1)	700	9,624
Xebio Holdings Co. Ltd.	100	688
Yakult Honsha Co. Ltd.	100	6,382
YAKUODO Holdings Co. Ltd.	100	1,887
YAMABIKO Corp.	100	830
Yamada Holdings Co. Ltd.	9,300	32,233
Yamae Group Holdings Co. Ltd.	200	2,089
Yamaguchi Financial Group, Inc.	3,000	17,840
Yamaha Corp.	100	3,982
Yamaha Motor Co. Ltd.	2,000	50,100
Yamaichi Electronics Co. Ltd.	300	4,093
Yamato Holdings Co. Ltd.	1,700	28,544
Yamazen Corp.	1,300	9,513
Yaskawa Electric Corp.	200	6,582
Yellow Hat Ltd.	400	5,038

Yokogawa Electric Corp.	1,000	18,860
Yokohama Rubber Co. Ltd.	1,400	23,184
Yokorei Co. Ltd.	600	4,351
Yonex Co. Ltd.	700	7,094
Yuasa Trading Co. Ltd.	400	10,495
Z Holdings Corp.	1,300	3,578
Zenkoku Hosho Co. Ltd.	700	26,064
Zenrin Co. Ltd.	600	3,771
Zeon Corp.	600	5,847
ZIGExN Co. Ltd.	600	1,575
Zojirushi Corp.	100	1,171
ZOZO, Inc.	200	5,049
		11,928,717
Netherlands — 3.6%
Aalberts NV	478	19,099
ABN AMRO Bank NV, CVA	4,774	61,565
Adyen NV(1)	96	151,231
Aegon NV, NY Shares(2)	21,781	106,073
AerCap Holdings NV(1)	1,457	89,460
Akzo Nobel NV	501	36,047
Arcadis NV	352	14,368
ASM International NV	116	32,166
ASML Holding NV, NY Shares	723	439,671
ASR Nederland NV	2,188	100,142
B&S Group Sarl	309	1,654
Basic-Fit NV(1)	67	1,822
BE Semiconductor Industries NV	883	57,516
Brunel International NV	93	944
Coca-Cola Europacific Partners PLC	511	27,129
Constellium SE(1)	264	3,287
Corbion NV	144	4,439
Flow Traders	410	9,491
Heineken Holding NV	71	5,375
Heineken NV	343	31,766
IMCD NV	158	23,369
ING Groep NV, ADR(2)	17,128	207,591
InPost SA(1)	377	2,791
Just Eat Takeaway.com NV(1)	973	22,543
Koninklijke Ahold Delhaize NV	6,143	179,020
Koninklijke BAM Groep NV(1)	4,658	10,939
Koninklijke DSM NV	575	74,579
Koninklijke KPN NV	30,022	92,357
Koninklijke Philips NV, NY Shares	993	14,935
NN Group NV	1,600	68,378
Ordina NV	422	1,775
Pharming Group NV(1)	10,576	13,703
PostNL NV(2)	4,996	9,304
Prosus NV(1)	797	52,155
Randstad NV	515	29,831
Signify NV	102	3,484
TKH Group NV, CVA	392	15,434
TomTom NV(1)	137	1,118
Universal Music Group NV	547	13,008
Van Lanschot Kempen NV	60	1,441

Wolters Kluwer NV	173	19,066
		2,050,066
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)	2,280	9,567
Arvida Group Ltd.	2,467	1,919
Auckland International Airport Ltd.(1)	2,352	11,987
Chorus Ltd.	5,704	29,361
Fisher & Paykel Healthcare Corp. Ltd.	1,309	19,604
Fletcher Building Ltd.	4,980	15,636
KMD Brands Ltd.	4,510	3,145
Mercury NZ Ltd.	6,467	22,514
Meridian Energy Ltd.	1,367	4,243
Pushpay Holdings Ltd.(1)	5,682	4,620
Ryman Healthcare Ltd.	3,033	12,803
Spark New Zealand Ltd.	7,697	25,093
		160,492
Norway — 0.9%
2020 Bulkers Ltd.(1)(2)	359	3,064
ABG Sundal Collier Holding ASA	3,045	1,756
Adevinta ASA(1)	375	3,001
Atea ASA(1)	463	5,642
B2Holding ASA	1,510	1,326
Bakkafrost P/F	73	4,015
Belships ASA	1,584	2,192
Bonheur ASA	323	9,527
Borregaard ASA	799	12,729
Cool Co. Ltd.(1)	373	4,723
DNB Bank ASA	3,272	63,890
Elopak ASA	964	2,466
Europris ASA	751	4,773
Gjensidige Forsikring ASA	511	9,864
Gram Car Carriers ASA(1)	314	5,286
Grieg Seafood ASA	174	1,235
Kid ASA	229	1,629
Kongsberg Automotive ASA(1)	10,477	2,833
Kongsberg Gruppen ASA	322	13,354
Leroy Seafood Group ASA	888	4,334
Mowi ASA	2,600	40,744
Nordic Semiconductor ASA(1)	748	13,914
Norsk Hydro ASA	7,153	53,863
Norske Skog ASA(1)	1,405	8,592
OKEA ASA	651	2,626
Orkla ASA	1,768	12,607
Petronor E&P ASA(1)	709	60
Protector Forsikring ASA	355	4,389
Rana Gruber ASA	357	1,622
Salmar ASA	395	13,924
Scatec ASA	1,031	9,187
Schibsted ASA, B Shares	974	18,207
Schibsted ASA, Class A	731	14,036
Siem Offshore, Inc.(1)	570	706
Solstad Offshore ASA(1)	1,106	3,160
SpareBank 1 Nord Norge	1,591	14,829
Sparebank 1 Oestlandet	215	2,478
SpareBank 1 SMN	1,721	20,506

SpareBank 1 SR-Bank ASA	1,736	21,030
Storebrand ASA	3,368	30,306
Telenor ASA	2,341	22,713
TGS ASA	1,628	22,273
TOMRA Systems ASA	1,047	20,100
Veidekke ASA	1,310	12,823
		522,334
Portugal — 0.2%
Altri SGPS SA	1,565	9,168
Banco Comercial Portugues SA, R Shares	33,132	5,379
Corticeira Amorim SGPS SA	1,097	10,187
CTT-Correios de Portugal SA	1,778	5,958
EDP Renovaveis SA	1,042	24,239
Jeronimo Martins SGPS SA	738	16,466
Navigator Co. SA	4,654	18,905
NOS SGPS SA	2,236	8,982
Sonae SGPS SA	15,222	15,463
		114,747
Singapore — 1.4%
AEM Holdings Ltd.	2,000	5,557
Aztech Global Ltd.	3,900	2,341
Capitaland India Trust	8,400	7,273
Capitaland Investment Ltd.	24,200	65,723
City Developments Ltd.	2,300	14,130
ComfortDelGro Corp. Ltd.	46,200	42,028
DBS Group Holdings Ltd.	8,000	208,630
Grab Holdings Ltd., Class A(1)	5,054	15,263
Hong Fok Corp. Ltd.	10,300	7,528
Hour Glass Ltd.	1,900	2,994
Hutchison Port Holdings Trust, U Shares	77,600	14,504
iFAST Corp. Ltd.	1,400	5,512
Maxeon Solar Technologies Ltd.(1)(2)	191	4,397
Netlink NBN Trust	10,000	6,332
Oversea-Chinese Banking Corp. Ltd.	8,400	77,420
Raffles Medical Group Ltd.	11,500	11,537
Riverstone Holdings Ltd.	11,600	5,387
Samudera Shipping Line Ltd.	4,400	3,131
SATS Ltd.(1)	1,800	3,548
Sea Ltd., ADR(1)	251	14,651
Sheng Siong Group Ltd.	7,200	8,732
SIA Engineering Co. Ltd.(1)	1,400	2,320
Singapore Exchange Ltd.	4,000	26,774
Singapore Post Ltd.	22,300	8,567
Singapore Technologies Engineering Ltd.	200	507
Singapore Telecommunications Ltd.	23,300	46,843
Stamford Land Corp. Ltd.	2,600	719
StarHub Ltd.	3,100	2,450
UMS Holdings Ltd.	5,600	5,129
United Overseas Bank Ltd.	6,400	147,568
UOL Group Ltd.	4,500	22,191
Venture Corp. Ltd.	1,300	16,691
Yangzijiang Financial Holding Ltd.(1)(2)	56,200	14,377
Yanlord Land Group Ltd.	9,700	7,047
Yoma Strategic Holdings Ltd.(1)	20,000	1,361
		829,162

Spain — 2.1%
Acciona SA	36	7,042
Aena SME SA(1)	412	53,162
Almirall SA	816	7,918
Amadeus IT Group SA(1)	1,004	54,284
Applus Services SA	1,071	7,148
Atresmedia Corp. de Medios de Comunicacion SA(2)	1,251	4,398
Banco Bilbao Vizcaya Argentaria SA, ADR	24,891	145,861
Banco de Sabadell SA	42,247	39,447
Banco Santander SA, ADR	52,637	155,805
Bankinter SA	3,981	26,183
CaixaBank SA	11,001	40,900
Cellnex Telecom SA	1,004	34,526
CIE Automotive SA	132	3,364
Construcciones y Auxiliar de Ferrocarriles SA	136	3,988
eDreams ODIGEO SA(1)	132	580
Ence Energia y Celulosa SA	1,547	5,125
Ercros SA	734	2,582
Ferrovial SA (Madrid)	374	10,058
Fluidra SA(2)	509	7,694
Gestamp Automocion SA	3,828	14,504
Global Dominion Access SA	770	2,932
Grifols SA(1)	374	4,007
Grupo Catalana Occidente SA	256	8,098
Iberdrola SA	19,424	219,441
Indra Sistemas SA	1,153	11,859
Industria de Diseno Textil SA	2,903	75,779
Laboratorios Farmaceuticos Rovi SA	133	5,125
Mapfre SA(2)	7,376	14,027
Mediaset Espana Comunicacion SA(1)	540	1,798
Melia Hotels International SA(1)	1,521	8,362
Neinor Homes SA	594	5,429
Pharma Mar SA	163	11,768
Prosegur Cash SA	2,362	1,515
Prosegur Cia de Seguridad SA	1,561	2,883
Red Electrica Corp. SA	5,529	96,804
Sacyr SA	5,241	14,570
Siemens Gamesa Renewable Energy SA(1)	112	2,110
Telefonica SA, ADR(2)	15,615	58,088
Viscofan SA	393	24,448
		1,193,612
Sweden — 3.3%
AcadeMedia AB	927	4,177
AddLife AB, B Shares	171	1,782
AddTech AB, B Shares	887	13,201
Alfa Laval AB	677	19,494
Alleima AB(1)	294	1,152
Ambea AB	370	1,790
Arise AB(1)	652	3,083
Assa Abloy AB, Class B	905	20,751
Atlas Copco AB, A Shares	6,536	81,471
Atlas Copco AB, B Shares	3,798	43,120
Atrium Ljungberg AB, B Shares	303	4,867
Attendo AB(1)	412	1,000
Avanza Bank Holding AB	1,289	26,241

Axfood AB	877	23,655
Beijer Alma AB	605	9,721
Beijer Ref AB	449	7,797
Bilia AB, A Shares	1,122	12,633
Billerud AB	2,224	31,584
BioGaia AB, B Shares	639	5,163
Biotage AB	282	4,941
Boliden AB	2,058	77,737
Bonava AB, B Shares	449	1,203
Boozt AB(1)(2)	343	3,731
Bravida Holding AB	596	6,040
Bure Equity AB	315	7,145
Byggmax Group AB	552	2,518
Castellum AB(2)	1,073	13,244
Catena AB	137	4,875
Catena Media PLC(1)	595	1,365
Cibus Nordic Real Estate AB	342	4,805
Cint Group AB(1)	315	1,440
Clas Ohlson AB, B Shares	613	4,542
Cloetta AB, B Shares	2,491	4,976
Coor Service Management Holding AB	590	3,662
Corem Property Group AB, B Shares	3,290	2,265
Dios Fastigheter AB	897	6,667
Electrolux AB, B Shares(2)	1,813	25,929
Electrolux Professional AB, B Shares	1,819	7,540
Elekta AB, B Shares	2,277	13,551
Embracer Group AB(1)	936	4,021
Epiroc AB, A Shares	2,266	43,634
Epiroc AB, B Shares	1,340	22,387
EQT AB	545	12,509
Essity AB, B Shares	1,685	41,260
Fabege AB	998	8,332
Fastighets AB Balder, B Shares(1)	2,397	10,776
Fortnox AB	2,980	13,599
G5 Entertainment AB	115	2,193
GARO AB	217	2,382
Getinge AB, B Shares	512	11,967
Granges AB	499	4,053
H & M Hennes & Mauritz AB, B Shares	4,426	49,626
Hemnet Group AB	171	2,150
Hexagon AB, B Shares	2,584	29,549
Hexatronic Group AB	409	5,800
Hexpol AB	914	9,984
HMS Networks AB	131	3,973
Hoist Finance AB(1)	775	1,914
Holmen AB, B Shares	293	12,112
Hufvudstaden AB, A Shares	673	9,528
Husqvarna AB, B Shares	1,016	7,976
Industrivarden AB, A Shares	404	10,426
Indutrade AB	827	17,814
Instalco AB	534	2,173
Intrum AB	172	2,357
Investment AB Latour, B Shares	112	2,216
Inwido AB	338	3,404
JM AB	335	5,407

Karnov Group AB(1)	438	2,320
Lindab International AB	436	5,355
Loomis AB	909	26,860
MEKO AB	337	3,739
Millicom International Cellular SA, SDR(1)	595	8,075
MIPS AB	150	5,797
Modern Times Group MTG AB, B Shares(1)	1,615	12,762
Mycronic AB	259	4,706
NCC AB, B Shares	184	1,787
Net Insight AB, B Shares(1)	4,981	2,899
New Wave Group AB, B Shares	413	8,369
Nibe Industrier AB, B Shares	1,462	13,803
Nobia AB	1,389	2,968
Nordea Bank Abp	11,224	117,953
Note AB(1)	53	823
Nyfosa AB	1,030	7,439
OX2 AB(1)	569	4,156
Pandox AB(1)	844	10,535
Paradox Interactive AB	365	6,868
Platzer Fastigheter Holding AB, B Shares	448	3,387
Resurs Holding AB	1,798	4,187
Saab AB, B Shares	529	19,679
Samhallsbyggnadsbolaget i Norden AB(2)	4,777	8,739
Samhallsbyggnadsbolaget i Norden AB, D Shares	701	1,275
Sandvik AB	2,616	48,060
Scandic Hotels Group AB(1)(2)	1,232	4,190
Sectra AB, B Shares(1)	1,036	16,922
Securitas AB, B Shares	976	8,006
Sinch AB(1)(2)	3,254	10,580
Skandinaviska Enskilda Banken AB, A Shares	5,593	64,492
Skanska AB, B Shares	3,048	49,619
SKF AB, B Shares	936	15,585
SkiStar AB	537	5,875
Spotify Technology SA(1)	61	4,845
Stillfront Group AB(1)	909	1,420
Svenska Cellulosa AB SCA, B Shares	2,075	28,213
Svenska Handelsbanken AB, A Shares	6,361	64,614
Sweco AB, B Shares	382	3,738
Swedbank AB, A Shares	4,140	67,372
Synsam AB	342	1,495
Tele2 AB, B Shares	1,688	14,995
Telefonaktiebolaget LM Ericsson, ADR	10,937	69,669
Telia Co. AB	16,850	46,046
Thule Group AB	123	2,916
Tobii Dynavox AB(1)	331	698
Trelleborg AB, B Shares	2,478	60,659
Truecaller AB, B Shares(1)(2)	610	2,265
Viaplay Group AB, B Shares(1)	193	3,848
Vitec Software Group AB, B Shares	152	5,580
Vitrolife AB	34	611
Volvo AB, A Shares	860	16,379
Volvo AB, B Shares	6,486	119,158
Volvo Car AB, Class B(1)	3,584	17,959
Wallenstam AB, B Shares	1,518	6,062
Wihlborgs Fastigheter AB	1,895	14,970
		1,925,702

Switzerland — 8.2%
ABB Ltd., ADR	1,123	35,363
Accelleron Industries AG(1)	49	996
Adecco Group AG	773	26,279
Alcon, Inc.	871	60,064
Allreal Holding AG	73	11,128
ALSO Holding AG(1)	34	6,284
ams-OSRAM AG(1)	1,328	11,060
Arbonia AG	241	3,553
Ascom Holding AG(2)	91	761
Autoneum Holding AG	18	2,214
Baloise Holding AG	394	59,589
Banque Cantonale Vaudoise	260	24,393
Barry Callebaut AG	26	53,102
Belimo Holding AG	74	34,224
Bucher Industries AG	43	17,003
Calida Holding AG	45	2,237
Cembra Money Bank AG	355	28,233
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	2	21,039
Cie Financiere Richemont SA, Class A	1,672	221,654
Clariant AG(1)	1,120	18,200
Comet Holding AG	47	9,779
Credit Suisse Group AG, ADR	9,763	32,023
DKSH Holding AG	337	25,410
dormakaba Holding AG	40	14,262
Flughafen Zurich AG(1)	156	25,939
Forbo Holding AG	13	15,320
Galenica AG	45	3,456
Geberit AG	60	28,761
Georg Fischer AG	767	46,787
Givaudan SA	5	16,903
Helvetia Holding AG	320	35,987
Huber & Suhner AG	137	12,779
Idorsia Ltd.(1)(2)	163	2,417
Implenia AG(1)	232	9,782
Inficon Holding AG	16	13,939
Intershop Holding AG	6	4,012
Julius Baer Group Ltd.	2,113	121,714
Kardex Holding AG	13	2,155
Komax Holding AG	17	4,565
Kuehne + Nagel International AG	262	63,650
LEM Holding SA	4	7,858
Leonteq AG	133	6,163
Logitech International SA	1,049	63,598
Lonza Group AG	87	45,770
Mobilezone Holding AG	575	10,017
Mobimo Holding AG	49	11,968
Nestle SA	2,795	332,671
Novartis AG, ADR	5,956	533,419
OC Oerlikon Corp. AG	2,238	14,978
Partners Group Holding AG	173	172,372
Peach Property Group AG(1)	60	1,209
PSP Swiss Property AG	344	38,111
Roche Holding AG	2,469	806,434
Roche Holding AG, Bearer Shares	93	37,359

Schindler Holding AG	106	19,086
Schindler Holding AG, Bearer Participation Certificate	195	36,966
Schweiter Technologies AG, Bearer Shares	6	4,820
SGS SA	31	72,834
Siegfried Holding AG(1)	22	14,903
SIG Group AG(1)	433	9,546
Sika AG	101	25,812
Sonova Holding AG	65	16,878
St Galler Kantonalbank AG	35	17,869
Stadler Rail AG	599	21,157
Straumann Holding AG	657	76,679
Sulzer AG	292	22,552
Swatch Group AG	454	21,954
Swatch Group AG, Bearer Shares	249	66,629
Swiss Life Holding AG	207	110,659
Swiss Prime Site AG	653	54,477
Swiss Re AG	1,259	112,840
Swisscom AG	198	106,774
Swissquote Group Holding SA	110	15,946
Tecan Group AG	13	5,477
Temenos AG	158	9,736
TX Group AG	16	2,406
u-blox Holding AG(1)	117	15,232
UBS Group AG(2)	15,296	282,058
Vontobel Holding AG	291	18,131
VZ Holding AG	71	5,673
Ypsomed Holding AG	31	6,563
Zehnder Group AG	81	4,816
Zurich Insurance Group AG	748	359,367
		4,746,783
United Kingdom — 13.6%
3i Group PLC	8,259	135,699
abrdn PLC	12,695	30,087
Admiral Group PLC	2,009	49,116
Advanced Medical Solutions Group PLC	396	1,310
AG Barr PLC	977	5,919
Airtel Africa PLC	4,810	7,194
AJ Bell PLC	3,625	16,153
Alliance Pharma PLC	2,295	1,331
Anglo American PLC	7,538	313,393
Antofagasta PLC	2,638	45,644
Ascential PLC(1)	2,470	6,484
Ashmore Group PLC	3,821	10,477
Ashtead Group PLC	4,019	245,298
ASOS PLC(1)	292	2,280
Associated British Foods PLC	2,494	47,832
Aston Martin Lagonda Global Holdings PLC(1)	1,095	1,760
AstraZeneca PLC, ADR	5,877	399,460
Auto Trader Group PLC	7,352	50,753
AVEVA Group PLC	24	931
Aviva PLC	11,123	60,056
B&M European Value Retail SA	6,025	29,848
BAE Systems PLC	7,392	73,208
Balfour Beatty PLC	5,465	21,397
Bank of Georgia Group PLC	731	22,298

Barclays PLC, ADR	31,637	251,514
Barratt Developments PLC	4,536	21,935
Beazley PLC	4,555	35,966
Bellway PLC	430	10,449
Berkeley Group Holdings PLC	765	35,476
Biffa PLC	3,241	15,961
boohoo Group PLC(1)	1,399	717
BT Group PLC	57,059	83,963
Bunzl PLC	738	27,294
Burberry Group PLC	5,446	143,937
Burford Capital Ltd.	1,499	13,658
Bytes Technology Group PLC	3,288	16,465
Capital Ltd.	1,954	2,230
Carnival PLC, ADR(1)	140	1,252
Centrica PLC	43,248	49,927
Chesnara PLC	1,156	4,063
Clarkson PLC	320	11,944
Close Brothers Group PLC	2,164	28,065
CMC Markets PLC	2,182	6,250
Coats Group PLC	22,871	18,514
Coca-Cola HBC AG(1)	2,690	65,800
Compass Group PLC	1,963	44,752
Computacenter PLC	907	22,015
ConvaTec Group PLC	5,646	15,797
Cranswick PLC	437	16,284
Crest Nicholson Holdings PLC	3,848	10,651
Croda International PLC	548	45,317
Darktrace PLC(1)	1,378	5,780
De La Rue PLC(1)	850	831
Dechra Pharmaceuticals PLC	41	1,354
DFS Furniture PLC	2,691	5,050
Diageo PLC, ADR	1,943	362,467
Direct Line Insurance Group PLC	10,809	27,354
Domino's Pizza Group PLC	932	3,220
dotdigital group PLC	1,384	1,635
Dr. Martens PLC	5,820	14,459
Drax Group PLC	5,563	41,156
DS Smith PLC	10,487	38,602
Dunelm Group PLC	1,259	15,348
Elementis PLC(1)	949	1,357
EMIS Group PLC	712	16,139
Ergomed PLC(1)	477	7,634
Experian PLC	1,249	44,191
Ferguson PLC	326	36,959
Firstgroup PLC	16,684	20,924
Forterra PLC	4,602	11,258
Frasers Group PLC(1)	2,354	25,788
Frontier Developments PLC(1)	91	1,271
Funding Circle Holdings PLC(1)	1,016	652
Games Workshop Group PLC	476	42,661
Gamma Communications PLC	1,226	16,234
Genus PLC	31	1,101
Georgia Capital PLC(1)	322	2,930
Golar LNG Ltd.(1)	1,300	32,591
Grafton Group PLC	2,304	21,662

Grainger PLC	4,018	11,842
Greggs PLC	1,657	46,412
GSK PLC, ADR	6,467	223,694
Gym Group PLC(1)	852	1,063
Haleon PLC, ADR(1)(2)	5,527	38,081
Halfords Group PLC	2,253	5,304
Halma PLC	95	2,520
Hargreaves Lansdown PLC	4,665	48,066
Hays PLC	23,848	34,159
Helical PLC	892	3,627
Helios Towers PLC(1)	10,758	14,939
Hikma Pharmaceuticals PLC	1,198	21,955
Hill & Smith PLC	926	13,523
Hiscox Ltd.	3,100	37,817
Hollywood Bowl Group PLC	534	1,407
HomeServe PLC	930	13,317
Howden Joinery Group PLC	4,897	34,798
HSBC Holdings PLC, ADR(2)	8,941	275,919
Hurricane Energy PLC(1)	31,746	3,039
Ibstock PLC	6,114	11,738
IG Group Holdings PLC	5,030	50,036
IMI PLC	1,364	22,432
Inchcape PLC	7,083	71,735
Informa PLC	555	4,162
InterContinental Hotels Group PLC	270	15,715
Intermediate Capital Group PLC	2,690	39,258
International Distributions Services PLC	5,942	16,512
Intertek Group PLC	669	32,801
Investec PLC	5,821	36,764
IOG PLC(1)	4,984	1,084
IP Group PLC	7,874	6,326
IWG PLC(1)	4,457	8,532
J Sainsbury PLC	10,561	28,486
JD Sports Fashion PLC	30,293	46,691
Johnson Service Group PLC	3,776	4,342
Jubilee Metals Group PLC(1)	4,896	686
Jupiter Fund Management PLC	2,280	3,429
Just Group PLC	10,129	9,125
Kainos Group PLC	954	18,512
Kingfisher PLC	14,884	43,527
Lancashire Holdings Ltd.	2,429	17,572
Legal & General Group PLC	45,930	140,895
Liberty Global PLC, Class A(1)	677	13,594
Liberty Global PLC, Class C(1)	1,233	25,498
Liontrust Asset Management PLC	753	10,105
Lloyds Banking Group PLC, ADR	41,297	92,918
London Stock Exchange Group PLC	529	52,972
Lookers PLC	5,517	5,356
Luxfer Holdings PLC	41	601
M&G PLC	15,104	35,293
Man Group PLC	19,866	50,375
Marks & Spencer Group PLC(1)	21,267	31,040
Marshalls PLC	752	2,620
Marston's PLC(1)	7,441	3,404
ME GROUP INTERNATIONAL PLC	3,161	4,037

Mediclinic International PLC	3,906	23,292
Metro Bank PLC(1)	628	726
Micro Focus International PLC, ADR	282	1,754
Mitchells & Butlers PLC(1)	3,192	5,378
Mitie Group PLC	29,104	26,847
Mondi PLC	4,668	88,197
Moneysupermarket.com Group PLC	6,086	14,029
Morgan Sindall Group PLC	185	3,657
NatWest Group PLC, ADR(2)	21,253	136,019
Next Fifteen Communications Group PLC	515	6,540
Next PLC	1,285	91,835
Ninety One PLC	4,952	11,965
Ocado Group PLC(1)	86	651
OSB Group PLC	6,152	35,416
Pagegroup PLC	5,164	29,835
Paragon Banking Group PLC	3,350	19,159
Pearson PLC, ADR	3,768	45,254
Pendragon PLC(1)	6,181	2,087
Pennon Group PLC	2,631	29,221
Persimmon PLC	1,883	29,166
Pets at Home Group PLC	191	608
Phoenix Group Holdings PLC	2,646	18,962
Plus500 Ltd.	1,967	45,154
Premier Foods PLC	5,110	6,368
Provident Financial PLC	2,998	7,134
Prudential PLC, ADR(2)	2,043	48,787
QinetiQ Group PLC	4,475	18,930
Quilter PLC	6,734	8,251
Rathbones Group PLC	562	14,411
Reach PLC	2,598	3,443
Reckitt Benckiser Group PLC	3,374	242,130
Redde Northgate PLC	3,339	15,285
Redrow PLC	1,769	9,747
RELX PLC, ADR	4,966	139,942
Renewi PLC(1)	364	2,459
Renishaw PLC	224	10,120
Rentokil Initial PLC	3,744	24,665
Restaurant Group PLC(1)	8,090	2,773
Restore PLC	647	2,508
Rhi Magnesita NV	132	3,516
Rightmove PLC	6,951	47,168
Rolls-Royce Holdings PLC(1)	6,672	7,393
RPS Group PLC	4,493	11,825
RS GROUP PLC	2,396	26,647
RWS Holdings PLC	1,244	4,961
Sage Group PLC	3,148	30,534
Savills PLC	1,337	15,355
Schroders PLC	3,807	20,549
Senior PLC	650	964
Serco Group PLC	12,042	25,264
Severn Trent PLC	653	21,492
SIG PLC(1)	1,313	469
Sirius Real Estate Ltd.	5,166	5,134
Smart Metering Systems PLC	668	6,497
Smith & Nephew PLC, ADR	1,787	47,391

Smiths Group PLC	1,280	24,635
Softcat PLC	1,338	20,608
Speedy Hire PLC	4,768	2,415
Spirax-Sarco Engineering PLC	166	22,671
Spirent Communications PLC	4,745	16,536
SSP Group PLC(1)	5,308	13,684
St. James's Place PLC	2,883	40,521
Standard Chartered PLC	20,478	152,541
SThree PLC	1,405	6,930
Strix Group PLC	1,738	1,568
Superdry PLC(1)	549	690
Synthomer PLC	2,119	3,385
Tate & Lyle PLC	5,544	49,245
Taylor Wimpey PLC	15,641	19,714
TBC Bank Group PLC	831	22,034
Telecom Plus PLC	949	28,694
THG PLC(1)	3,264	2,705
TI Fluid Systems PLC	3,263	5,067
TP ICAP Group PLC	1,740	3,675
Travis Perkins PLC	974	10,936
Tremor International Ltd.(1)(2)	630	2,460
TUI AG(1)	2,290	4,108
Tyman PLC	355	962
Unilever PLC, ADR	5,192	261,573
United Utilities Group PLC	7,901	98,003
Vertu Motors PLC	5,981	3,463
Vesuvius PLC	213	984
Virgin Money UK PLC	18,480	38,935
Vistry Group PLC	2,059	15,439
Vodafone Group PLC, ADR	11,943	134,120
Watkin Jones PLC	873	1,045
Weir Group PLC	394	8,567
WH Smith PLC(1)	1,004	17,142
Whitbread PLC	1,210	38,211
Wickes Group PLC	3,767	6,291
Wincanton PLC	1,246	5,495
WPP PLC, ADR(2)	536	28,285
Yellow Cake PLC(1)	3,296	15,772
YouGov PLC	709	8,357
		7,803,717
United States†
ADTRAN Holdings, Inc.	74	1,484
Gen Digital, Inc.	2	46
Hecla Mining Co.	16	87
VAALCO Energy, Inc.	820	4,247
		5,864
TOTAL COMMON STOCKS (Cost $54,155,969)		57,422,754
RIGHTS†
Canada†
MCAN Mortgage Corp.(1)	200	18
France†
ALD SA(1)	1,511	1,305

Israel†
Norstar Holdings, Inc.(1)	0	29
TOTAL RIGHTS (Cost $—)		1,352
WARRANTS — 0.0%
Australia†
Magellan Financial Group Ltd.(1)(2) (Cost $—)	4	—
TOTAL WARRANTS (Cost $—)		—
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	64,364	64,364
State Street Navigator Securities Lending Government Money Market Portfolio(3)	759,054	759,054
TOTAL SHORT-TERM INVESTMENTS (Cost $823,418)		823,418
TOTAL INVESTMENT SECURITIES—101.1% (Cost $54,979,387)		58,247,524
OTHER ASSETS AND LIABILITIES — (1.1)%		(644,837)
TOTAL NET ASSETS — 100.0%		$57,602,687

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.4%
Industrials	16.3%
Consumer Discretionary	12.3%
Health Care	8.9%
Materials	8.6%
Information Technology	8.0%
Consumer Staples	7.2%
Communication Services	5.2%
Utilities	2.3%
Real Estate	2.2%
Energy	0.3%
Short-Term Investments	1.4%
Other Assets and Liabilities	(1.1%)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,052,772. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,093,610 which includes security collateral of $334,556.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$100,373	$4,234,194	—
Belgium	60,221	477,701	—
Canada	4,946	6,357,831	—
Denmark	611,282	782,796	—
Finland	50,089	503,397	—
France	541,374	4,779,977	—
Germany	255,944	3,668,978	—
Hong Kong	18,447	1,384,103	—
Israel	120,811	422,973	—
Japan	1,139,179	10,789,538	—
Netherlands	888,146	1,161,920	—
Singapore	34,311	794,851	—
Spain	359,754	833,858	—
Sweden	74,514	1,851,188	—
Switzerland	882,863	3,863,920	—
United Kingdom	2,560,714	5,243,003	—
United States	4,247	1,617	—
Other Countries	—	2,563,694	—
Rights	—	1,352	—
Warrants	—	—	—
Short-Term Investments	823,418	—	—
	$8,530,633	$49,716,891	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.